BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.75%, 01/21/35
(a)(b)
......... USD 750 $ 723,966
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 07/20/34
(a)(b)
......... 2,400 2,344,840
AIG CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.92%,
04/22/34 .................... 2,215 2,156,896
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.56%,
07/20/34 .................... 1,000 968,460
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/20/34 .................... 1,000 955,568
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
10/17/34 .................... 1,000 959,571
Series 2017-AA, Class AR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.86%,
04/20/34 .................... 500 489,535
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 10/17/34
(a)(b)
......... 1,000 954,138
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 933,290
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 934,394
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 5.94%, 04/15/34
(a)(b)
......... 750 729,013
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.01%, 01/20/35
(a)(b)
.... 1,000 974,555
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.54%, 07/15/32
(a)(b)
.... 750 718,847
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 5.99%, 10/15/31
(a)(b)
.... 500 494,258
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 01/20/35
(a)(b)
......... 1,000 976,037
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 10/20/34
(a)(b)
......... 1,500 1,464,762
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.23%, 05/24/30
(a)(b)
.... 500 488,564
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 5.96%,
10/15/30
(a)(b)
.................... 250 247,721
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.19%, 07/15/30
(a)(b)
.... 1,000 978,564
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
10/17/32 .................... 1,000 948,486
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.98%,
07/24/34 .................... 500 488,034
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 10/22/32
(a)(b)
......... USD 1,000 $ 963,595
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.97%, 07/15/34
(a)(b)
......... 500 487,259
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 5.99%, 01/20/35
(a)(b)
........ 1,000 972,506
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.83%,
02/28/40
(a)(b)
.................... 591 509,731
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 5.91%, 01/20/31
(a)
(b)
........................... 500 494,062
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. LIBOR USD at
1.35% Floor + 1.35%), 6.14%, 01/15/33
(a)(b)
1,000 987,613
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.75%, 04/21/35
(a)(b)
......... 1,000 948,982
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
07/18/34 .................... 1,000 959,162
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
07/18/34 .................... 500 465,636
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (3-mo. LIBOR USD at 1.90%
Floor + 1.90%), 6.69%, 07/15/31
(a)(b)
.... 1,000 944,275
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.69%,
07/15/31 .................... 1,000 939,729
Series 2020-2A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 5.98%,
10/15/34 .................... 1,000 974,407
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
10/15/34 .................... 450 431,824
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.41%, 04/20/31
(a)(b)
......... 675 655,870
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
LIBOR USD at 1.43% Floor + 1.43%),
6.24%, 01/20/34
(a)(b)
............... 1,000 983,719
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.11%,
04/27/31 .................... 650 639,020
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.03%,
07/20/30 .................... 1,772 1,759,334
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
10/17/31 .................... 500 486,855
Series 2019-4A, Class A2R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
10/15/34 .................... 1,000 961,569
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
01/15/35 .................... 1,500 1,440,006

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.62%,
04/25/33 .................... USD 1,000 $ 959,103
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.84%, 07/18/30
(a)(b)
.... 500 478,180
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.01%, 01/18/32
(a)(b)
......... 1,000 986,303
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.84%, 04/15/28
(a)(b)
.... 500 483,786
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 6.64%, 04/15/29
(a)(b)
......... 500 486,222
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.94%,
01/15/34 .................... 1,000 969,889
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 6.99%,
10/15/30 .................... 500 480,408
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 6.87%,
10/25/30
(a)(b)
.................... 1,000 963,208
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 6.81%, 04/20/34
(a)(b)
......... 700 671,451
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. LIBOR USD
at 0.70% Floor + 0.70%), 5.55%, 11/25/35
(a)
631 577,241
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.76%, 05/15/30
(a)(b)
......... 400 384,268
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.99%,
04/16/34 .................... 750 732,675
Series 2016-22A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
04/16/34 .................... 500 473,409
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.01%, 10/20/34 1,000 974,148
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.56%, 10/20/34 1,500 1,431,069
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.06%, 10/20/34 1,000 941,556
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 5.98%, 10/15/30
(a)(b)
......... 750 742,851
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
04/20/34
(a)(b)
.................... 2,500 2,369,020
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
6.41%, 07/20/34
(a)(b)
............... 2,000 1,912,884
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 6.61%, 07/20/34
(a)(b)
1,000 972,693
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.00%, 01/25/35
(a)(b)
1,000 971,651
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 04/15/34
(a)(b)
......... USD 300 $ 283,057
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.44%), 6.08%, 10/20/31
(a)(b)
........ 500 494,719
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 5.99%, 07/15/34
(a)(b)
.... 2,500 2,450,727
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.25%, 11/30/32
(a)(b)
......... 1,500 1,484,782
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.03%, 04/20/34
(a)(b)
......... 500 487,984
HalseyPoint CLO I Ltd., Series 2019-1A, Class
A1A1, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.16%, 01/20/33
(a)(b)
......... 2,000 1,970,486
Highbridge Loan Management Ltd., Series 12A-
18, Class A2, (3-mo. LIBOR USD + 1.50%),
6.29%, 07/18/31
(a)(b)
............... 500 488,125
Invesco CLO Ltd., Series 2021-2A, Class A, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.91%, 07/15/34
(a)(b)
............... 1,000 972,554
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. LIBOR USD at
1.90% Floor + 1.90%), 6.71%, 07/27/30
(a)(b)
1,000 965,087
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.46%, 10/15/32 ............... 1,000 965,000
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.86%, 10/15/32 ............... 1,000 973,527
Milos CLO Ltd., Series 2017-1A, Class BR, (3-
mo. LIBOR USD at 1.55% Floor + 1.55%),
6.36%, 10/20/30
(a)(b)
............... 1,000 969,200
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/18/30
(a)(b)
.................... 1,000 959,362
OCP CLO Ltd., Series 2021-22A, Class C, (3-
mo. LIBOR USD at 2.05% Floor + 2.05%),
6.86%, 12/02/34
(a)(b)
............... 500 479,301
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.39%, 07/15/30
(a)(b)
500 483,294
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
10/15/33 .................... 1,500 1,440,787
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.94%,
10/15/33 .................... 1,000 965,265
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 5.94%, 10/18/34
(a)(b)
........ 1,500 1,461,847
OHA Loan Funding Ltd., Series 2013-1A, Class
BR2, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.42%, 07/23/31
(a)(b)
......... 1,000 976,296
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
01/17/31 .................... 1,500 1,468,103

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.02%,
11/14/34 .................... USD 1,000 $ 972,546
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.57%,
11/14/34 .................... 1,000 961,604
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.59%,
07/15/34 .................... 1,000 946,945
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 5.96%,
10/15/34 .................... 2,000 1,951,600
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.44%,
04/20/35 .................... 500 485,498
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.69%,
04/20/35 .................... 500 474,543
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.04%,
07/15/34
(a)(b)
.................... 1,000 949,668
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.09%,
05/18/34 .................... 500 487,137
Series 2020-6A, Class BR2, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.62%,
05/18/34 .................... 500 480,841
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.56%, 07/20/34
(a)(b)
......... 500 482,046
PPM CLO 4 Ltd., Series 2020-4A, Class
CR, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 6.89%, 10/18/34
(a)(b)
......... 750 713,400
PPM CLO 5 Ltd., Series 2021-5A, Class A, (3-
mo. LIBOR USD at 1.20% Floor + 1.20%),
5.99%, 10/18/34
(a)(b)
............... 1,500 1,459,184
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 924,086
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 999 933,926
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 937,581
Rad CLO 12 Ltd., Series 2021-12A, Class
C, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 6.85%, 10/30/34
(a)(b)
......... 1,000 954,061
Rad CLO 3 Ltd., Series 2019-3A, Class A, (3-
mo. LIBOR USD at 1.48% Floor + 1.48%),
6.27%, 04/15/32
(a)(b)
............... 1,000 991,425
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.04%, 10/17/30
(a)(b)
........ 470 466,312
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD + 1.65%), 6.44%,
07/17/31
(a)(b)
.................... 650 634,322
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (3-mo. LIBOR USD at 1.19% Floor
+ 1.19%), 6.01%, 10/25/31
(a)(b)
........ 1,000 986,991
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 6.67%, 10/25/31
(a)(b)
.... 1,500 1,462,849
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
10/20/30 .................... USD 1,000 $ 960,507
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.92%,
08/20/32 .................... 500 477,286
Series 2021-3A, Class A1, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 5.99%,
10/20/34 .................... 1,250 1,217,518
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.96%,
10/20/34 .................... 1,000 949,720
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.44%, 07/15/34
(a)(b)
............... 500 485,482
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.52%, 07/21/34
(a)(b)
........ 2,000 1,913,650
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.51%, 07/20/34
(a)(b)
........ 1,000 962,898
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.96%, 07/15/34
(a)(b)
......... 1,000 967,986
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 5.96%, 10/23/34
(a)(b)
........ 1,000 976,276
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.55%,
01/29/32 .................... 1,000 956,331
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 7.55%,
01/29/32 .................... 1,000 948,710
TCW CLO Ltd., Series 2021-1A, Class C, (3-
mo. LIBOR USD at 1.90% Floor + 1.90%),
6.71%, 03/18/34
(a)(b)
............... 500 466,514
TICP CLO VI Ltd., Series 2016-6A, Class
BR2, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 6.29%, 01/15/34
(a)(b)
......... 1,000 967,355
TICP CLO VII Ltd., Series 2017-7A, Class
ASR, (3-mo. LIBOR USD at 1.27% Floor +
1.27%), 6.06%, 04/15/33
(a)(b)
......... 1,300 1,286,689
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.16%, 07/20/30
(a)(b)
......... 1,000 977,233
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.01%, 10/15/34
(a)(b)
......... 2,000 1,956,172
Total Asset-Backed Securities — 14.5%
(Cost: $114,370,786) ............................. 111,763,063
Shares
Shares
Common Stocks
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 7,636 1,481,308
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,139,900 678,033
Citizens Financial Group, Inc. .......... 30,084 913,651
DBS Group Holdings Ltd. ............. 40,600 1,009,387

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. ................... 8,048 $ 962,299
3,563,370
Beverages — 0.2%
Diageo plc ....................... 41,462 1,850,436
Biotechnology — 0.3%
AbbVie, Inc. ...................... 12,187 1,942,242
Capital Markets — 0.2%
Intercontinental Exchange, Inc. ......... 13,650 1,423,558
Chemicals — 0.3%
Air Liquide SA ..................... 7,004 1,172,391
International Flavors & Fragrances, Inc. .... 15,451 1,420,874
2,593,265
Consumer Finance — 0.2%
American Express Co. ............... 6,466 1,066,567
Synchrony Financial ................. 23,195 674,510
1,741,077
Consumer Staples Distribution & Retail — 0.2%
Wal-Mart de Mexico SAB de CV ......... 371,536 1,484,495
Diversified REITs — 0.0%
(c)
Cromwell European REIT ............. 61,800 101,203
LXI REIT plc ...................... 111,831 136,128
237,331
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(c)
............... 7,042 273,847
Koninklijke KPN NV ................. 350,196 1,237,442
TELUS Corp. ..................... 87,337 1,733,815
3,245,104
Electric Utilities — 0.2%
EDP - Energias de Portugal SA ......... 224,106 1,221,135
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 8,516 1,116,873
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 51,854 1,496,506
Entertainment — 0.2%
Walt Disney Co. (The)
(d)
.............. 13,341 1,335,834
Food Products — 0.2%
Mondelez International, Inc., Class A ...... 21,073 1,469,210
Health Care Equipment & Supplies — 0.4%
EssilorLuxottica SA ................. 8,435 1,521,024
Medtronic plc ..................... 18,334 1,478,087
2,999,111
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 3,014 1,424,386
Health Care REITs — 0.2%
Assura plc ....................... 520,982 314,015
Community Healthcare Trust, Inc. ........ 2,487 91,024
Healthpeak Properties, Inc. ............ 8,430 185,207
Omega Healthcare Investors, Inc. ........ 8,725 239,152
Physicians Realty Trust ............... 17,508 261,395
Target Healthcare REIT plc ............ 170,380 147,337
Welltower, Inc. ..................... 1,344 96,351
1,334,481
Household Durables — 0.2%
Taylor Wimpey plc .................. 1,037,672 1,526,595
Security
Shares
Shares Value
Household Products — 0.3%
Reckitt Benckiser Group plc ............ 32,023 $ 2,436,231
Industrial REITs — 0.2%
ESR Kendall Square REIT Co. Ltd. ....... 58,280 174,636
Goodman Group ................... 20,138 255,548
LondonMetric Property plc ............. 56,974 124,107
Prologis, Inc. ...................... 3,176 396,270
Rexford Industrial Realty, Inc. .......... 3,907 233,053
Warehouses De Pauw CVA ............ 6,087 181,004
1,364,618
Insurance — 0.5%
Assurant, Inc. ..................... 9,968 1,196,858
Prudential plc ..................... 114,000 1,560,847
Zurich Insurance Group AG ............ 3,071 1,471,619
4,229,324
IT Services — 0.3%
Accenture plc, Class A ............... 6,641 1,898,064
NEXTDC Ltd.
(d)
.................... 31,963 226,195
SUNeVision Holdings Ltd. ............. 276,000 157,009
2,281,268
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 2,463 1,482,725
Machinery — 0.3%
Epiroc AB, Class A .................. 39,030 774,747
Otis Worldwide Corp. ................ 17,786 1,501,138
2,275,885
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 2,870 360,443
Boston Properties, Inc. ............... 3,355 181,573
Covivio SA ....................... 2,090 121,576
SL Green Realty Corp. ............... 5,179 121,810
785,402
Oil, Gas & Consumable Fuels — 0.2%
Chevron Corp. ..................... 4,372 713,336
Williams Cos., Inc. (The) .............. 20,890 623,775
1,337,111
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 16,555 2,293,767
Novo Nordisk A/S, Class B ............ 10,725 1,703,359
Sanofi .......................... 22,227 2,411,157
6,408,283
Professional Services — 0.5%
NMG, Inc.
(d)
....................... 265 33,567
Paychex, Inc. ..................... 16,266 1,863,921
RELX plc ........................ 48,861 1,582,516
3,480,004
Real Estate Management & Development — 0.0%
Hulic Co. Ltd. ..................... 18,300 150,522
VGP NV ......................... 795 70,871
Vonovia SE ....................... 8,843 166,556
387,949
Residential REITs — 0.1%
Sun Communities, Inc. ............... 2,126 299,511
UDR, Inc. ........................ 8,912 365,927
665,438

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Retail REITs — 0.1%
Link REIT ........................ 29,300 $ 188,406
Spirit Realty Capital, Inc. .............. 6,539 260,514
448,920
Semiconductors & Semiconductor Equipment — 0.4%
MediaTek, Inc. ..................... 49,000 1,270,380
Taiwan Semiconductor Manufacturing Co. Ltd. 115,000 2,015,332
3,285,712
Software — 0.6%
Intuit, Inc. ........................ 3,544 1,580,022
Microsoft Corp. .................... 11,267 3,248,276
4,828,298
Specialized REITs — 0.2%
American Tower Corp. ............... 1,113 227,430
Crown Castle, Inc. .................. 1,649 220,702
Digital Realty Trust, Inc. .............. 371 36,473
EPR Properties .................... 6,103 232,524
Equinix, Inc. ...................... 172 124,019
Outfront Media, Inc. ................. 7,642 124,030
VICI Properties, Inc. ................. 11,677 380,904
1,346,082
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 35,769 1,201,667
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ....................... 11,284 1,860,732
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 1,823 1,189,376
LVMH Moet Hennessy Louis Vuitton SE .... 953 874,767
2,064,143
Tobacco — 0.2%
Philip Morris International, Inc. .......... 19,013 1,849,014
Trading Companies & Distributors — 0.1%
Ferguson plc ...................... 8,152 1,077,790
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 36,000 1,110,160
Total Common Stocks — 10.3%
(Cost: $79,688,697) .............................. 79,693,073
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26 ................. USD 600 556,703
5.15%, 05/01/30 ................. 49 49,306
3.85%, 11/01/48 ................. 175 130,260
3.90%, 05/01/49 ................. 100 75,459
5.81%, 05/01/50 ................. 667 671,447
5.93%, 05/01/60 ................. 129 128,846
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 4 3,999
7.13%, 06/15/26 ................. 120 120,432
7.88%, 04/15/27 ................. 73 73,900
6.00%, 02/15/28 ................. 83 80,822
7.50%, 02/01/29 ................. 78 79,682
7.45%, 05/01/34 ................. 100 112,000
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 82 73,834
General Dynamics Corp., 4.25%, 04/01/40 . 100 94,425
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,008
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. USD 75 $ 73,054
3.85%, 12/15/26 ................. 200 194,955
4.40%, 06/15/28 ................. 636 623,133
2.90%, 12/15/29 ................. 250 220,972
5.05%, 04/27/45 ................. 50 47,721
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 115 105,519
5.70%, 11/15/54 ................. 110 125,263
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 100 95,017
3.85%, 04/15/45 ................. 100 83,688
5.25%, 05/01/50 ................. 50 51,771
Raytheon Technologies Corp.
3.13%, 05/04/27 ................. 250 237,227
2.25%, 07/01/30 ................. 115 98,510
4.50%, 06/01/42 ................. 205 194,295
4.15%, 05/15/45 ................. 95 83,056
3.03%, 03/15/52 ................. 450 325,672
5.38%, 02/27/53 ................. 120 126,303
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 199,240
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 28 28,000
9.38%, 11/30/29 ................. 98 106,942
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 407 414,631
6.25%, 03/15/26
(b)
................ 320 320,291
6.38%, 06/15/26 ................. 12 11,730
7.50%, 03/15/27 ................. 18 17,955
6.75%, 08/15/28
(b)
................ 338 341,380
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 113 113,119
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 7,360
6,499,927
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 40 36,723
4.25%, 05/15/30 ................. 150 146,300
4.55%, 04/01/46 ................. 195 171,604
5.25%, 05/15/50 ................. 25 24,487
379,114
Automobile Components — 0.1%
Aptiv plc
3.25%, 03/01/32 ................. 115 100,155
5.40%, 03/15/49 ................. 25 22,384
3.10%, 12/01/51 ................. 205 129,918
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 150 149,539
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 139 140,480
6.25%, 05/15/26 ................. 42 41,895
8.50%, 05/15/27 ................. 349 350,309
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 16 14,360
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 14 14,386
5.00%, 07/15/29 ................. 5 4,467
5.63%, 04/30/33 ................. 47 40,655
Icahn Enterprises LP
6.25%, 05/15/26 ................. 49 48,220
5.25%, 05/15/27 ................. 35 32,841
4.38%, 02/01/29 ................. 53 45,580
1,135,189

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Automobiles — 0.5%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. USD 60 $ 53,807
Ford Motor Co.
0.00%, 03/15/26
(e)(f)
............... 34 33,966
4.35%, 12/08/26 ................. 12 11,659
6.10%, 08/19/32 ................. 22 21,319
5.29%, 12/08/46 ................. 11 9,020
General Motors Co.
4.00%, 04/01/25 ................. 125 121,869
6.13%, 10/01/25 ................. 50 50,944
6.80%, 10/01/27 ................. 170 179,783
5.60%, 10/15/32 ................. 169 165,465
6.25%, 10/02/43 ................. 116 111,498
5.40%, 04/01/48 ................. 155 133,051
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 675 650,281
1.00%, 09/17/24 ................. 455 426,476
1.80%, 10/15/25 ................. 395 362,349
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 360 363,298
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 77,124
1.85%, 09/16/26 ................. 196 169,634
2.45%, 09/15/28 ................. 115 93,344
Nissan Motor Co. Ltd.
(b)
3.52%, 09/17/25 ................. 209 198,008
4.35%, 09/17/27 ................. 435 410,403
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25
(b)
............... 200 181,957
3,825,255
Banks — 7.0%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 345 347,768
Banco Bilbao Vizcaya Argentaria SA, (5-Year
USD Swap Semi + 3.87%), 6.13%
(a)(g)
... 800 626,938
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 233,400
Bank of America Corp.
(1-Day SOFR + 0.67%), 1.84%, 02/04/25
(a)
315 305,610
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25
(a)
................... 225 214,189
(1-Day SOFR + 0.65%), 1.53%, 12/06/25
(a)
105 98,168
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 650 625,129
(3-mo. LIBOR USD + 0.64%), 2.02%,
02/13/26
(a)
................... 400 374,760
(1-Day SOFR + 1.15%), 1.32%, 06/19/26
(a)
523 478,079
4.25%, 10/22/26 ................. 91 88,147
(1-Day SOFR + 1.01%), 1.20%, 10/24/26
(a)
66 59,274
Series N, (1-Day SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 52 47,079
(1-Day SOFR + 0.96%), 1.73%, 07/22/27
(a)
200 179,342
(1-Day SOFR + 1.05%), 2.55%, 02/04/28
(a)
306 278,336
(3-mo. LIBOR USD + 1.51%), 3.71%,
04/24/28
(a)
................... 150 141,751
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 300 281,905
(1-Day SOFR + 2.04%), 4.95%, 07/22/28
(a)
1,505 1,496,383
(1-Day SOFR + 1.99%), 6.20%, 11/10/28
(a)
525 548,825
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 1,160 1,077,771
(1-Day SOFR + 1.06%), 2.09%, 06/14/29
(a)
150 129,182
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 645 602,868
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 300 266,631
(1-Day SOFR + 2.15%), 2.59%, 04/29/31
(a)
295 249,824
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Day SOFR + 1.32%), 2.69%, 04/22/32
(a)
USD 280 $ 233,667
(1-Day SOFR + 1.21%), 2.57%, 10/20/32
(a)
425 347,358
(1-Day SOFR + 1.33%), 2.97%, 02/04/33
(a)
912 767,942
(1-Day SOFR + 2.16%), 5.02%, 07/22/33
(a)
119 117,682
Series L, 4.75%, 04/21/45 .......... 95 88,059
(1-Day SOFR + 1.88%), 2.83%, 10/24/51
(a)
30 19,561
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a)(b)
......... 330 328,004
Bank of Montreal
Series H, 4.25%, 09/14/24 .......... 260 256,822
5.20%, 12/12/24 ................. 400 400,503
Barclays Bank plc, 0.00%, 02/04/25
(e)(f)
.... 5 7,334
Barclays plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 1.01%,
12/10/24
(a)
................... 600 578,164
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(g)
.................... 775 657,988
4.38%, 01/12/26 ................. 400 386,068
5.20%, 05/12/26 ................. 470 449,879
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(g)
.................... 200 136,722
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(a)
................... 200 211,989
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(g)
.................... 730 623,237
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 600 555,157
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 200 195,929
BNP Paribas SA
(b)
3.38%, 01/09/25 ................. 400 383,663
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(a)
................... 200 197,721
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(a)(g)
.................... 1,750 1,307,880
BPCE SA, (1-Day SOFR + 2.10%), 5.98%,
01/18/27
(a)(b)
................... 380 379,017
Citigroup, Inc.
(1-Day SOFR + 2.84%), 3.11%, 04/08/26
(a)
449 429,260
3.40%, 05/01/26 ................. 225 214,712
3.20%, 10/21/26 ................. 100 94,341
(1-Day SOFR + 0.77%), 1.12%, 01/28/27
(a)
132 117,666
4.45%, 09/29/27 ................. 355 344,243
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28
(a)
................... 900 859,896
(1-Day SOFR + 1.28%), 3.07%, 02/24/28
(a)
150 139,457
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 125 118,425
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 335 313,146
(1-Day SOFR + 1.42%), 2.98%, 11/05/30
(a)
250 218,893
(1-Day SOFR + 2.11%), 2.57%, 06/03/31
(a)
5 4,219
(1-Day SOFR + 1.17%), 2.56%, 05/01/32
(a)
190 157,634
(1-Day SOFR + 1.94%), 3.79%, 03/17/33
(a)
545 488,487
(1-Day SOFR + 2.34%), 6.27%, 11/17/33
(a)
195 210,893
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 87 77,914

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.77%,
03/28/25
(b)
................... USD 200 $ 195,205
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.13%),
7.00%
(c)(g)
.................... 725 667,906
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.47%,
01/09/26
(b)
................... 375 375,347
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 1.62%,
09/11/26
(b)
................... 200 178,715
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 375 343,226
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 219,131
(1-Day SOFR + 0.53%), 0.73%, 08/17/24
(a)
880 861,770
(1-Day SOFR + 0.58%), 1.16%, 11/22/24
(a)
200 194,078
(3-mo. LIBOR USD + 1.21%), 3.80%,
03/11/25
(a)
................... 200 195,569
(1-Day SOFR + 0.71%), 0.98%, 05/24/25
(a)
235 221,156
(1-Day SOFR + 1.40%), 2.63%, 11/07/25
(a)
250 236,540
(1-Day SOFR + 1.51%), 4.18%, 12/09/25
(a)
530 514,739
(1-Day SOFR + 1.43%), 3.00%, 03/10/26
(a)
200 188,634
(1-Day SOFR + 1.54%), 1.65%, 04/18/26
(a)
254 231,965
(1-Day SOFR + 3.03%), 7.34%, 11/03/26
(a)
395 409,837
4.38%, 11/23/26 ................. 250 238,477
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(g)
.................... 720 718,128
(1-Day SOFR + 3.35%), 7.39%, 11/03/28
(a)
600 638,600
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(g)
.................... 260 194,175
(1-Day SOFR + 4.25%), 8.11%, 11/03/33
(a)
515 576,761
(1-Day SOFR + 2.39%), 6.25%, 03/09/34
(a)
445 465,240
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 200,376
Huntington Bancshares, Inc., (1-Day SOFR +
1.97%), 4.44%, 08/04/28
(a)
.......... 8 7,338
ING Groep NV
3.55%, 04/09/24 ................. 200 195,740
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 1.40%,
07/01/26
(a)(b)
.................. 200 182,355
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(g)
.................... 260 188,521
JPMorgan Chase & Co.
(3-mo. LIBOR USD + 1.00%), 4.02%,
12/05/24
(a)
................... 500 495,123
(1-Day SOFR + 1.16%), 2.30%, 10/15/25
(a)
325 310,776
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 60 56,547
2.95%, 10/01/26 ................. 130 122,771
(1-Day SOFR + 0.80%), 1.05%, 11/19/26
(a)
200 178,474
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27
(a)
................... 590 526,635
(1-Day SOFR + 0.89%), 1.58%, 04/22/27
(a)
1,077 967,657
(1-Day SOFR + 0.77%), 1.47%, 09/22/27
(a)
125 110,239
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 410 392,023
(3-mo. LIBOR USD + 1.38%), 3.54%,
05/01/28
(a)
................... 195 184,360
(1-Day SOFR + 1.89%), 2.18%, 06/01/28
(a)
320 286,642
(1-Day SOFR + 1.99%), 4.85%, 07/25/28
(a)
200 199,642
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Day SOFR + 1.02%), 2.07%, 06/01/29
(a)
USD 225 $ 195,230
(1-Day SOFR + 2.52%), 2.96%, 05/13/31
(a)
100 86,441
(1-Day SOFR + 2.08%), 4.91%, 07/25/33
(a)
327 325,020
(1-Day SOFR + 2.58%), 5.72%, 09/14/33
(a)
370 379,013
6.40%, 05/15/38 ................. 60 68,145
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... 455 400,777
(1-Day SOFR + 2.46%), 3.11%, 04/22/41
(a)
535 408,642
(1-Day SOFR + 1.46%), 3.16%, 04/22/42
(a)
230 174,765
4.85%, 02/01/44 ................. 65 62,400
4.95%, 06/01/45 ................. 160 152,038
Lloyds Banking Group plc
4.05%, 08/16/23 ................. 510 506,306
4.50%, 11/04/24 ................. 400 387,628
4.45%, 05/08/25 ................. 400 389,038
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 3.87%,
07/09/25
(a)
................... 250 242,996
4.58%, 12/10/25 ................. 340 320,896
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.44%,
02/05/26
(a)
................... 200 187,529
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.63%,
05/11/27
(a)
................... 200 175,721
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87%,
03/06/29
(a)
................... 200 201,647
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(g)
.................... 525 483,656
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24 ................. 70 68,618
1.41%, 07/17/25 ................. 600 550,250
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64%,
10/13/27
(a)
................... 200 175,733
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 200 179,593
3.96%, 03/02/28 ................. 105 101,029
3.20%, 07/18/29 ................. 200 178,625
2.05%, 07/17/30 ................. 200 163,458
Mizuho Financial Group, Inc., (1-Day SOFR +
1.25%), 1.24%, 07/10/24
(a)
.......... 220 217,278
National Australia Bank Ltd.
3.91%, 06/09/27 ................. 250 242,201
6.43%, 01/12/33
(b)
................ 250 257,488
NatWest Group plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 2.36%,
05/22/24
(a)
................... 580 576,963
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25
(a)
................... 440 431,787
4.80%, 04/05/26 ................. 200 193,880
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47%,
11/10/26
(a)
................... 620 640,727
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 3.75%,
11/01/29
(a)
................... 200 187,531
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03%,
11/28/35
(a)
................... 200 152,344
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 600 526,842

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(g)
.................... USD 38 $ 35,340
Royal Bank of Canada
3.38%, 04/14/25 ................. 150 145,566
6.00%, 11/01/27 ................. 340 354,665
Santander UK Group Holdings plc
(a)
(3-mo. LIBOR USD + 1.57%), 4.80%,
11/15/24 .................... 200 197,221
(1-Day SOFR + 1.22%), 2.47%, 01/11/28 300 263,835
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 481,082
Societe Generale SA
(a)(b)
(5-Year USD Swap Rate + 5.87%), 8.00%
(g)
400 374,000
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 6.45%,
01/12/27 .................... 445 444,704
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(g)
..................... 400 287,974
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 450 431,227
2.35%, 01/15/25 ................. 200 189,599
1.47%, 07/08/25 ................. 340 311,342
5.46%, 01/13/26 ................. 865 873,316
1.40%, 09/17/26 ................. 200 175,209
2.17%, 01/14/27 ................. 200 179,102
3.54%, 01/17/28 ................. 100 92,527
3.94%, 07/19/28 ................. 100 94,334
2.75%, 01/15/30 ................. 250 215,579
Svenska Handelsbanken AB, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.63%), 1.42%, 06/11/27
(a)(b)
.. 250 221,754
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 150 141,047
3.77%, 06/06/25 ................. 530 516,027
5.16%, 01/10/28 ................. 425 429,475
UniCredit SpA, (5-Year USD Swap Semi +
5.18%), 8.00%
(a)(c)(g)
.............. 400 377,500
US Bancorp, 1.38%, 07/22/30 ......... 5 3,916
Wells Fargo & Co.
(3-mo. LIBOR USD + 0.75%), 2.16%,
02/11/26
(a)
................... 420 395,077
(1-Day SOFR + 1.32%), 3.91%, 04/25/26
(a)
1,100 1,067,677
(1-Day SOFR + 2.00%), 2.19%, 04/30/26
(a)
275 257,719
4.30%, 07/22/27 ................. 131 126,956
(1-Day SOFR + 1.51%), 3.53%, 03/24/28
(a)
395 372,678
(1-Day SOFR + 2.10%), 2.39%, 06/02/28
(a)
150 135,069
(1-Day SOFR + 1.98%), 4.81%, 07/25/28
(a)
457 451,271
4.15%, 01/24/29 ................. 75 71,632
(1-Day SOFR + 2.10%), 4.90%, 07/25/33
(a)
284 277,218
5.61%, 01/15/44 ................. 150 144,537
4.40%, 06/14/46 ................. 95 78,326
4.75%, 12/07/46 ................. 100 86,900
(1-Day SOFR + 4.50%), 5.01%, 04/04/51
(a)
225 211,614
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 135 105,150
3.13%, 11/18/41 ................. 135 93,006
54,344,715
Beverages — 0.3%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 45 44,812
4.90%, 02/01/46 ................. 1,022 998,813
Security
Par (000)
Par (000) Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... USD 115 $ 112,391
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 400 395,447
4.75%, 01/23/29 ................. 140 142,971
4.95%, 01/15/42 ................. 25 24,684
4.44%, 10/06/48 ................. 55 50,183
5.55%, 01/23/49 ................. 70 75,045
5.80%, 01/23/59 ................. 80 87,802
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 31,589
4.50%, 04/15/52 ................. 110 97,902
2,061,639
Biotechnology — 0.7%
AbbVie, Inc.
2.60%, 11/21/24 ................. 100 96,511
3.80%, 03/15/25 ................. 75 73,777
3.60%, 05/14/25 ................. 465 456,124
3.20%, 05/14/26 ................. 90 86,897
2.95%, 11/21/26 ................. 650 618,467
4.50%, 05/14/35 ................. 275 266,571
4.05%, 11/21/39 ................. 215 192,045
4.70%, 05/14/45 ................. 100 93,703
4.45%, 05/14/46 ................. 230 208,107
4.88%, 11/14/48 ................. 150 144,412
4.25%, 11/21/49 ................. 126 111,192
Amgen, Inc.
2.60%, 08/19/26 ................. 175 164,797
5.15%, 03/02/28 ................. 770 786,186
2.00%, 01/15/32 ................. 120 97,686
5.25%, 03/02/33 ................. 275 282,535
4.40%, 05/01/45 ................. 30 26,489
4.56%, 06/15/48 ................. 35 31,684
3.00%, 01/15/52 ................. 150 102,722
4.20%, 02/22/52 ................. 85 72,117
4.88%, 03/01/53 ................. 130 121,669
5.65%, 03/02/53 ................. 120 124,884
2.77%, 09/01/53 ................. 40 25,572
4.40%, 02/22/62 ................. 143 120,787
5.75%, 03/02/63 ................. 60 62,258
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. 460 450,284
4.80%, 04/01/44 ................. 25 24,238
4.50%, 02/01/45 ................. 82 76,316
4.75%, 03/01/46 ................. 229 220,178
2.80%, 10/01/50 ................. 120 82,847
5,221,055
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 194,119
Amazon.com, Inc.
1.20%, 06/03/27 ................. 120 106,534
3.15%, 08/22/27 ................. 405 390,200
3.88%, 08/22/37 ................. 19 17,674
4.05%, 08/22/47 ................. 30 27,203
3.10%, 05/12/51 ................. 144 109,081
3.95%, 04/13/52 ................. 105 93,109
2.70%, 06/03/60 ................. 110 72,212
3.25%, 05/12/61 ................. 245 180,503
4.10%, 04/13/62 ................. 110 96,713
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 37 28,110
eBay, Inc., 5.95%, 11/22/27 ........... 33 34,457
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 42 40,871

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 54 $ 50,151
5.63%, 02/15/29 ................. 27 25,386
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 41 38,494
1,504,817
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 88 83,628
6.38%, 06/15/30 ................. 13 12,738
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 40 37,038
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 205,838
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,541
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 30 29,925
4.63%, 12/15/25 ................. 3 2,783
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 21,965
3.50%, 02/15/30 ................. 29 24,035
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 10 8,839
9.75%, 07/15/28 ................. 15 14,325
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 108 101,385
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 46 43,687
4.38%, 07/15/30 ................. 49 42,630
3.38%, 01/15/31 ................. 7 5,626
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 16 15,120
659,103
Capital Markets — 2.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 23 23,150
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
7 5,722
Bank of New York Mellon Corp. (The), (1-Day
SOFR + 1.15%), 3.99%, 06/13/28
(a)
.... 324 315,560
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 29 29,575
6.20%, 04/22/33 ................. 66 69,140
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 21 20,707
3.25%, 03/15/27 ................. 116 98,490
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 200 192,142
3.20%, 03/02/27 ................. 155 143,008
2.45%, 03/03/27 ................. 160 143,313
3.30%, 04/01/27 ................. 100 92,388
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 53 46,662
Credit Suisse AG
3.70%, 02/21/25 ................. 250 237,139
2.95%, 04/09/25 ................. 400 371,216
Deutsche Bank AG
(a)
(1-Day SOFR + 2.16%), 2.22%, 09/18/24 740 719,575
(1-Day SOFR + 1.13%), 1.45%, 04/01/25 555 516,298
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(g)
............... 800 591,368
(1-Day SOFR + 3.19%), 6.12%, 07/14/26 150 145,237
(1-Day SOFR + 1.87%), 2.13%, 11/24/26 150 129,266
(1-Day SOFR + 1.32%), 2.55%, 01/07/28 240 203,670
(1-Day SOFR + 3.18%), 6.72%, 01/18/29 230 228,392
(1-Day SOFR + 3.65%), 7.08%, 02/10/34 215 199,396
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. USD 400 $ 402,834
3.50%, 04/01/25 ................. 470 456,372
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... 345 334,694
(1-Day SOFR + 0.61%), 0.86%, 02/12/26
(a)
100 91,523
3.50%, 11/16/26 ................. 245 233,985
(1-Day SOFR + 0.79%), 1.09%, 12/09/26
(a)
100 89,556
(1-Day SOFR + 0.80%), 1.43%, 03/09/27
(a)
760 680,048
(1-Day SOFR + 1.73%), 4.48%, 08/23/28
(a)
719 703,219
(3-mo. LIBOR USD + 1.16%), 3.81%,
04/23/29
(a)
................... 75 70,452
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... 275 263,531
(1-Day SOFR + 1.09%), 1.99%, 01/27/32
(a)
575 459,324
(1-Day SOFR + 1.28%), 2.62%, 04/22/32
(a)
385 320,701
(1-Day SOFR + 1.25%), 2.38%, 07/21/32
(a)
100 81,188
6.13%, 02/15/33 ................. 90 96,823
(1-Day SOFR + 1.41%), 3.10%, 02/24/33
(a)
499 428,526
6.45%, 05/01/36 ................. 75 79,970
6.75%, 10/01/37 ................. 45 48,658
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 80 75,572
4.00%, 09/15/27 ................. 184 181,775
4.60%, 03/15/33 ................. 175 173,572
4.25%, 09/21/48 ................. 5 4,354
5.20%, 06/15/62 ................. 70 69,986
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d)(h)(i)
.................. 203 —
Morgan Stanley
(a)
(1-Day SOFR + 1.16%), 3.62%, 04/17/25 335 328,862
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 605 572,675
(1-Day SOFR + 1.15%), 2.72%, 07/22/25 454 437,576
(1-Day SOFR + 1.99%), 2.19%, 04/28/26 5 4,691
(1-Day SOFR + 0.72%), 0.99%, 12/10/26 300 267,373
(1-Day SOFR + 0.88%), 1.59%, 05/04/27 1,110 994,741
(1-Day SOFR + 0.86%), 1.51%, 07/20/27 805 715,383
(1-Day SOFR + 1.00%), 2.48%, 01/21/28 250 228,342
(1-Day SOFR + 1.61%), 4.21%, 04/20/28 1,200 1,164,546
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 75 70,843
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 410 413,257
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 100 96,452
(1-Day SOFR + 3.12%), 3.62%, 04/01/31 165 150,887
(1-Day SOFR + 1.02%), 1.93%, 04/28/32 60 47,202
(1-Day SOFR + 1.29%), 2.94%, 01/21/33 105 88,952
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 20 19,888
(1-Day SOFR + 1.49%), 3.22%, 04/22/42 55 42,416
(1-Day SOFR + 1.43%), 2.80%, 01/25/52 40 26,367
MSCI, Inc., 3.88%, 02/15/31
(b)
......... 16 14,242
Nomura Holdings, Inc.
5.71%, 01/09/26 ................. 200 200,552
2.61%, 07/14/31 ................. 200 157,050
Northern Trust Corp.
3.15%, 05/03/29 ................. 50 45,090
6.13%, 11/02/32 ................. 57 60,769
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 59 53,802
3.40%, 07/15/26 ................. 12 10,595
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 25 24,344
7.75%, 09/16/27
(b)
................ 92 90,633

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
S&P Global, Inc.
2.45%, 03/01/27 ................. USD 200 $ 187,565
2.90%, 03/01/32 ................. 105 93,739
3.25%, 12/01/49 ................. 35 26,631
State Street Corp.
(a)
(3-mo. LIBOR USD + 0.77%), 3.78%,
12/03/24 .................... 55 54,332
(3-mo. LIBOR USD + 1.00%), 5.87%,
06/15/47 .................... 1,788 1,482,884
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 1.01%,
07/30/24 .................... 255 249,929
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(g)
..................... 520 405,013
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27 .................... 500 478,463
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34 .................... 420 431,022
19,605,185
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 46,510
Ashland LLC, 3.38%, 09/01/31
(b)
........ 17 13,896
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 37,125
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 150 128,517
Celanese US Holdings LLC, 6.17%, 07/15/27 14 14,080
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 16 14,284
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 110,738
5.42%, 11/15/48 ................. 61 61,041
Eastman Chemical Co.
5.75%, 03/08/33 ................. 380 386,503
4.80%, 09/01/42 ................. 65 57,951
Ecolab, Inc., 2.70%, 12/15/51 ......... 190 126,235
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 216 189,570
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 32 31,440
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 161,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 77 68,262
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 22,276
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
70 50,400
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 24 20,181
LYB International Finance III LLC
1.25%, 10/01/25 ................. 241 218,241
4.20%, 10/15/49 ................. 50 39,070
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
25 22,796
Nutrien Ltd.
5.90%, 11/07/24 ................. 65 65,926
4.90%, 03/27/28 ................. 130 129,962
5.80%, 03/27/53 ................. 35 36,049
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 40,335
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 10 7,977
4.38%, 02/01/32 ................. 10 8,037
Sherwin-Williams Co. (The)
4.25%, 08/08/25 ................. 116 114,703
2.30%, 05/15/30 ................. 45 38,186
4.50%, 06/01/47 ................. 100 88,206
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 69 57,287
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 10 $ 9,639
5.63%, 08/15/29 ................. 214 181,365
7.38%, 03/01/31 ................. 20 20,076
2,617,864
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The)
4.13%, 06/15/23 ................. 2 1,990
4.88%, 07/15/32
(b)
................ 9 7,941
Allied Universal Holdco LLC
(b)
4.63%, 06/01/28 ................. 407 343,044
6.00%, 06/01/29 ................. 200 149,292
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 22 18,878
4.75%, 10/15/29 ................. 17 14,957
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 33 32,835
5.75%, 07/15/29 ................. 53 47,435
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 26 25,586
6.38%, 05/01/25 ................. 61 61,449
5.00%, 02/01/28 ................. 47 44,484
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 13,871
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 28 27,006
6.38%, 02/01/31 ................. 20 20,405
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 43 38,259
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 39 35,008
7.75%, 02/15/28 ................. 34 33,511
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 21 20,490
3.75%, 08/01/25 ................. 26 24,986
5.13%, 12/15/26 ................. 24 23,466
3.50%, 09/01/28 ................. 23 20,815
4.75%, 06/15/29 ................. 98 91,542
4.38%, 08/15/29 ................. 65 58,188
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 24,161
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 165 127,463
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 45 41,720
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 24 23,730
5.75%, 04/15/26 ................. 22 21,835
6.25%, 01/15/28 ................. 59 55,165
Republic Services, Inc.
0.88%, 11/15/25 ................. 40 36,084
4.88%, 04/01/29 ................. 270 272,921
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 113 103,922
1,862,439
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 7 6,592
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 26 25,093
8.25%, 03/01/27 ................. 63 51,603
7.13%, 07/01/28 ................. 43 31,714
4.75%, 09/01/29 ................. 85 70,849
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 250 246,703
4.60%, 05/23/29 ................. 385 374,515
2.30%, 11/15/30 ................. 120 97,524
2.75%, 05/24/31 ................. 275 227,096
5.50%, 09/01/44 ................. 10 9,492

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Nokia OYJ, 6.63%, 05/15/39 .......... USD 32 $ 31,940
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 97 91,962
5.63%, 04/15/27 ................. 9 8,451
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 49 41,903
1,315,437
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 67 59,587
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 31,587
MasTec, Inc., 4.50%, 08/15/28 ......... 29 26,805
117,979
Consumer Finance — 1.4%
AerCap Ireland Capital DAC
4.88%, 01/16/24 ................. 175 173,011
3.50%, 01/15/25 ................. 1,410 1,345,958
4.45%, 10/01/25 ................. 270 260,860
Ally Financial, Inc., 5.75%, 11/20/25 ..... 234 220,027
American Express Co.
3.95%, 08/01/25 ................. 900 882,500
3.13%, 05/20/26 ................. 475 451,221
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.55%
(a)(g)
.................... 146 123,399
2.55%, 03/04/27 ................. 345 318,469
American Honda Finance Corp.
1.30%, 09/09/26 ................. 125 112,095
2.00%, 03/24/28 ................. 265 235,178
Capital One Financial Corp.
3.75%, 04/24/24 ................. 230 223,093
(1-Day SOFR + 0.69%), 1.34%, 12/06/24
(a)
430 415,242
4.25%, 04/30/25 ................. 185 176,403
(1-Day SOFR + 1.37%), 4.17%, 05/09/25
(a)
215 208,269
(1-Day SOFR + 1.29%), 2.64%, 03/03/26
(a)
562 520,661
Series M, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(a)(g)
.................... 1,000 748,750
(1-Day SOFR + 0.86%), 1.88%, 11/02/27
(a)
35 30,131
3.80%, 01/31/28 ................. 215 197,155
(1-Day SOFR + 2.08%), 5.47%, 02/01/29
(a)
150 146,186
(1-Day SOFR + 1.27%), 2.62%, 11/02/32
(a)
25 19,052
(1-Day SOFR + 2.60%), 5.82%, 02/01/34
(a)
185 178,769
Caterpillar Financial Services Corp., 2.40%,
08/09/26 ..................... 100 93,981
Discover Financial Services, 6.70%, 11/29/32 25 25,774
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ................. 400 395,944
3.38%, 11/13/25 ................. 255 239,009
2.70%, 08/10/26 ................. 200 177,998
2.90%, 02/10/29 ................. 200 165,594
General Motors Financial Co., Inc.
4.15%, 06/19/23 ................. 240 239,244
4.00%, 01/15/25 ................. 50 48,732
4.35%, 04/09/25 ................. 535 523,837
4.30%, 07/13/25 ................. 35 34,179
1.25%, 01/08/26 ................. 40 36,018
4.35%, 01/17/27 ................. 480 465,207
6.00%, 01/09/28 ................. 155 158,645
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 38 34,101
John Deere Capital Corp.
4.05%, 09/08/25 ................. 200 198,724
0.70%, 01/15/26 ................. 100 90,752
Navient Corp.
5.88%, 10/25/24 ................. 2 1,943
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.50%, 03/15/29 ................. USD 5 $ 4,225
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,690
7.13%, 03/15/26 ................. 38 36,529
6.63%, 01/15/28 ................. 27 24,754
5.38%, 11/15/29 ................. 35 29,444
4.00%, 09/15/30 ................. 37 27,750
SLM Corp., 3.13%, 11/02/26 .......... 44 37,400
Synchrony Financial
4.25%, 08/15/24 ................. 200 189,042
4.88%, 06/13/25 ................. 3 2,777
4.50%, 07/23/25 ................. 72 65,265
3.95%, 12/01/27 ................. 90 76,225
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 275 240,063
2.15%, 02/13/30 ................. 190 166,703
1.90%, 09/12/31 ................. 75 61,776
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
29 25,846
10,913,600
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 ................. 275 263,318
0.95%, 02/10/26 ................. 817 734,574
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 49 46,109
4.63%, 01/15/27 ................. 4 3,868
5.88%, 02/15/28 ................. 16 15,902
6.50%, 02/15/28 ................. 20 20,050
3.50%, 03/15/29 ................. 20 17,402
4.88%, 02/15/30 ................. 26 24,268
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 41 36,817
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
28 26,023
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 25 23,094
4.63%, 06/01/30 ................. 37 33,376
Walgreens Boots Alliance, Inc., 3.45%,
06/01/26 ..................... 89 84,982
Walmart, Inc., 2.65%, 09/22/51 ........ 135 97,843
1,427,626
Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 152,980
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 198,205
4.00%, 09/01/29 ................. 200 156,500
Ball Corp., 3.13%, 09/15/31 .......... 4 3,310
Berry Global, Inc., 1.57%, 01/15/26 ...... 605 549,225
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 128 123,200
8.75%, 04/15/30 ................. 65 59,068
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 18 19,020
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,648
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,275
3.50%, 03/15/28 ................. 23 21,050
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 50 44,428
9.50%, 11/01/28 ................. 33 33,289
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 459 459,000
9.25%, 04/15/27 ................. 5 4,620
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 28 28,312
Sonoco Products Co., 2.25%, 02/01/27 ... 135 122,355

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
(b)(k)
5.50%, 08/15/26 ................. USD 200 $ 191,600
8.50%, 08/15/27 ................. 200 182,000
WestRock MWV LLC, 8.20%, 01/15/30 .... 125 145,836
WRKCo, Inc.
3.75%, 03/15/25 ................. 155 150,361
4.90%, 03/15/29 ................. 125 122,921
3.00%, 06/15/33 ................. 325 266,401
3,056,604
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 17 14,516
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 50 45,688
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 19,122
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 11 11,328
90,654
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 445 452,423
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 29 24,154
Northwestern University, 4.64%, 12/01/44 .. 105 102,932
Service Corp. International, 4.00%, 05/15/31 99 86,942
Sotheby's, 7.38%, 10/15/27
(b)
.......... 355 335,805
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 18,796
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 75 64,275
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 85 75,208
1,160,535
Diversified REITs — 0.3%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 37 29,275
GLP Capital LP
4.00%, 01/15/30 ................. 115 101,974
3.25%, 01/15/32 ................. 81 65,720
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 46 39,905
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 27 23,186
Simon Property Group LP, 5.50%, 03/08/33 . 285 283,499
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 64 62,080
VICI Properties LP
5.63%, 05/01/24
(b)
................ 300 297,377
3.50%, 02/15/25
(b)
................ 436 413,203
4.38%, 05/15/25 ................. 30 29,042
4.63%, 06/15/25
(b)
................ 30 29,004
4.25%, 12/01/26
(b)
................ 7 6,531
4.50%, 01/15/28
(b)
................ 80 74,084
4.95%, 02/15/30 ................. 85 79,761
5.13%, 05/15/32 ................. 485 456,938
5.63%, 05/15/52 ................. 45 40,521
2,032,100
Diversified Telecommunication Services — 0.9%
Altice France SA, 5.13%, 07/15/29
(b)
..... 380 285,950
AT&T, Inc.
1.70%, 03/25/26 ................. 244 224,480
3.80%, 02/15/27 ................. 200 193,757
4.35%, 03/01/29 ................. 140 137,067
2.55%, 12/01/33 ................. 23 18,500
4.50%, 05/15/35 ................. 655 613,578
4.85%, 03/01/39 ................. 100 93,882
3.50%, 06/01/41 ................. 200 157,838
4.65%, 06/01/44 ................. 17 15,201
3.65%, 06/01/51 ................. 155 117,402
3.55%, 09/15/55 ................. 220 157,918
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.80%, 12/01/57 ................. USD 71 $ 52,711
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 34 31,365
4.75%, 03/01/30 ................. 34 29,457
7.38%, 03/01/31 ................. 47 46,266
4.75%, 02/01/32 ................. 153 128,498
4.25%, 01/15/34 ................. 237 185,362
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 75 68,182
5.00%, 05/01/28 ................. 75 65,082
8.75%, 05/15/30 ................. 153 152,390
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 189,758
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 63 49,830
4.63%, 09/15/27 ................. 35 21,044
4.25%, 07/01/28 ................. 19 10,720
3.63%, 01/15/29 ................. 35 19,352
3.75%, 07/15/29 ................. 6 3,199
3.88%, 11/15/29 ................. 36 26,054
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 88 58,080
4.50%, 01/15/29 ................. 50 22,375
5.38%, 06/15/29 ................. 11 5,335
Sprint Capital Corp.
6.88%, 11/15/28 ................. 70 75,217
8.75%, 03/15/32 ................. 227 276,373
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 8 7,244
6.00%, 09/30/34 ................. 32 27,440
7.20%, 07/18/36 ................. 29 26,237
7.72%, 06/04/38 ................. 21 19,442
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 145,126
5.52%, 03/01/49 ................. 150 135,665
Verizon Communications, Inc.
3.00%, 03/22/27 ................. 580 551,029
1.50%, 09/18/30 ................. 100 80,968
2.55%, 03/21/31 ................. 100 85,189
4.40%, 11/01/34 ................. 150 142,570
4.27%, 01/15/36 ................. 940 871,970
2.65%, 11/20/40 ................. 250 178,501
3.40%, 03/22/41 ................. 410 325,971
2.85%, 09/03/41 ................. 130 95,192
2.99%, 10/30/56 ................. 100 65,032
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 273 207,480
6.13%, 03/01/28 ................. 176 107,043
6,604,322
Electric Utilities — 2.3%
Alabama Power Co.
3.94%, 09/01/32 ................. 250 234,646
3.75%, 03/01/45 ................. 25 20,110
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 244,173
Baltimore Gas & Electric Co.
3.35%, 07/01/23 ................. 68 67,652
4.25%, 09/15/48 ................. 50 43,676
3.20%, 09/15/49 ................. 50 36,692
2.90%, 06/15/50 ................. 95 65,311
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 100 88,485
4.95%, 04/01/33 ................. 140 142,970
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 190 165,122
6.10%, 06/01/37 ................. 24 25,911
3.75%, 06/01/45 ................. 100 81,041

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.70%, 12/01/47 ................. USD 60 $ 47,954
3.95%, 03/15/48 ................. 50 41,611
3.20%, 08/15/49 ................. 234 171,218
3.45%, 04/15/51 ................. 25 18,920
Duke Energy Corp.
5.00%, 12/08/25 ................. 200 201,344
2.65%, 09/01/26 ................. 560 523,761
2.55%, 06/15/31 ................. 100 83,678
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 335 249,491
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 347,918
1.75%, 06/15/30 ................. 140 115,622
2.40%, 12/15/31 ................. 75 62,943
6.40%, 06/15/38 ................. 115 130,659
5.65%, 04/01/40 ................. 50 52,255
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 292,600
4.10%, 05/15/42 ................. 150 129,417
4.10%, 03/15/43 ................. 25 21,504
2.50%, 08/15/50 ................. 30 18,790
5.35%, 03/15/53 ................. 170 175,389
Edison International
4.70%, 08/15/25 ................. 390 384,583
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00%
(a)(g)
.................... 47 38,939
6.95%, 11/15/29 ................. 175 189,317
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 75 75,938
Emera US Finance LP, 0.83%, 06/15/24 ... 265 249,602
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 465 414,005
Eversource Energy
Series H, 3.15%, 01/15/25 .......... 250 241,863
5.45%, 03/01/28 ................. 360 373,041
Exelon Corp.
2.75%, 03/15/27 ................. 40 37,406
5.15%, 03/15/28 ................. 200 203,483
4.05%, 04/15/30 ................. 50 47,701
4.70%, 04/15/50 ................. 70 63,445
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(k)
......... 185 176,212
2.65%, 03/01/30 ................. 210 178,513
Series C, 5.10%, 07/15/47
(k)
......... 18 15,965
Series C, 3.40%, 03/01/50 .......... 10 6,858
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 202,176
5.45%, 07/15/44 ................. 109 104,428
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 55,278
4.13%, 02/01/42 ................. 120 105,533
3.70%, 12/01/47 ................. 25 20,705
3.15%, 10/01/49 ................. 60 45,079
2.88%, 12/04/51 ................. 97 68,069
Georgia Power Co., 4.70%, 05/15/32 ..... 480 475,415
Interstate Power & Light Co., 3.50%, 09/30/49 25 18,751
Interstate Power and Light Co., 3.25%,
12/01/24 ..................... 100 97,130
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 214,605
4.25%, 07/15/49 ................. 260 232,353
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... USD 265 $ 255,959
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 ................. 85 86,471
1.88%, 01/15/27 ................. 140 126,558
3.55%, 05/01/27 ................. 300 286,761
4.63%, 07/15/27 ................. 350 349,057
1.90%, 06/15/28 ................. 250 219,526
2.25%, 06/01/30 ................. 100 84,528
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 1,032 851,400
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 3,835
Northern States Power Co.
2.90%, 03/01/50 ................. 62 43,786
2.60%, 06/01/51 ................. 60 39,846
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 145 124,055
5.75%, 01/15/28 ................. 6 5,884
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(a)(b)(g)
.................. 60 57,337
5.25%, 06/15/29
(b)
................ 6 5,570
7.00%, 03/15/33
(b)
................ 30 31,077
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 173,397
4.00%, 06/01/49 ................. 120 100,151
Series R, 2.90%, 10/01/51 .......... 120 81,946
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 234,083
2.75%, 05/15/30 ................. 132 117,605
4.10%, 11/15/48 ................. 116 100,795
2.70%, 11/15/51 ................. 150 101,546
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 184,570
3.45%, 07/01/25 ................. 274 261,139
3.30%, 12/01/27 ................. 140 126,072
4.50%, 07/01/40 ................. 50 41,041
4.45%, 04/15/42 ................. 85 66,642
4.00%, 12/01/46 ................. 46 32,469
4.95%, 07/01/50 ................. 372 306,477
3.50%, 08/01/50 ................. 73 48,166
5.25%, 03/01/52 ................. 130 110,620
6.70%, 04/01/53 ................. 140 143,956
PacifiCorp
2.90%, 06/15/52 ................. 175 120,009
5.35%, 12/01/53 ................. 200 204,669
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 80 73,188
PECO Energy Co.
2.85%, 09/15/51 ................. 35 23,907
4.38%, 08/15/52 ................. 52 47,055
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 21,371
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 108,093
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 49,460
Series 34, 3.20%, 03/01/50 ......... 125 92,469
Series 36, 2.70%, 01/15/51 ......... 25 16,619
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 395 404,094
4.65%, 03/15/33 ................. 305 306,312
2.05%, 08/01/50 ................. 28 16,600
3.00%, 03/01/51 ................. 127 91,490

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.
1.10%, 04/01/24 ................. USD 60 $ 57,674
Series E, 3.70%, 08/01/25 .......... 25 24,361
Series D, 4.70%, 06/01/27 .......... 115 115,209
5.95%, 11/01/32 ................. 150 162,487
4.00%, 04/01/47 ................. 46 37,774
Series C, 4.13%, 03/01/48 .......... 9 7,441
Series B, 4.88%, 03/01/49 .......... 65 60,146
3.65%, 02/01/50 ................. 75 57,735
Series 20A, 2.95%, 02/01/51 ........ 75 50,496
Series H, 3.65%, 06/01/51 .......... 135 102,970
3.45%, 02/01/52 ................. 100 73,188
Series E, 5.45%, 06/01/52 .......... 155 154,939
5.70%, 03/01/53 ................. 100 104,055
Southern Co. (The), 4.48%, 08/01/24
(k)
.... 710 701,324
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 87,168
3.45%, 03/15/51 ................. 35 25,833
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 .......... 90 87,189
8.88%, 11/15/38 ................. 205 283,898
4.45%, 02/15/44 ................. 100 88,537
2.45%, 12/15/50 ................. 125 76,926
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 520 506,753
5.50%, 09/01/26 ................. 15 14,562
5.00%, 07/31/27 ................. 7 6,619
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 238,302
17,740,503
Electrical Equipment — 0.0%
(b)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 20 20,087
6.05%, 04/15/28 ................. 54 54,024
6.30%, 02/15/30 ................. 45 45,311
6.40%, 04/15/33 ................. 29 29,018
Sensata Technologies BV, 5.00%, 10/01/25 . 4 3,971
Vertiv Group Corp., 4.13%, 11/15/28 ..... 93 82,059
234,470
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.05%, 03/01/25 ....... 45 42,850
CDW LLC
3.28%, 12/01/28 ................. 2 1,762
3.25%, 02/15/29 ................. 36 31,662
Coherent Corp., 5.00%, 12/15/29
(b)
...... 82 74,431
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 77 70,159
3.75%, 02/15/31 ................. 18 15,750
236,614
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 84 82,425
6.25%, 04/01/28 ................. 37 35,520
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 46 44,735
Halliburton Co.
3.80%, 11/15/25 ................. 2 1,959
2.92%, 03/01/30 ................. 165 146,965
5.00%, 11/15/45 ................. 85 77,376
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 27 25,751
7.50%, 01/15/28 ................. 65 59,989
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 159 154,031
7.38%, 05/15/27
(b)
................ 24 23,505
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 11 9,983
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... USD 40 $ 36,973
Tervita Corp., 11.00%, 12/01/25
(b)
....... 14 15,015
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 32 32,930
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 18 16,343
11.50%, 01/30/27 ................ 6 6,197
8.75%, 02/15/30 ................. 159 162,180
USA Compression Partners LP
6.88%, 04/01/26 ................. 63 61,233
6.88%, 09/01/27 ................. 50 47,779
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 34 34,058
8.63%, 04/30/30 ................. 100 102,306
1,177,253
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 39 25,643
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,820
5.63%, 03/15/26 ................. 4 3,870
6.50%, 05/15/27 ................. 209 211,245
4.75%, 10/15/27 ................. 74 68,450
Netflix, Inc., 4.88%, 04/15/28 .......... 350 348,250
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 30 24,975
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 49,601
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 89,891
3.50%, 05/13/40 ................. 126 107,107
Warnermedia Holdings, Inc.
3.53%, 03/15/24
(b)
................ 450 439,470
6.41%, 03/15/26 ................. 15 15,076
5.14%, 03/15/52
(b)
................ 95 76,972
5.39%, 03/15/62
(b)
................ 47 37,991
1,507,361
Financial Services — 0.8%
Block, Inc.
2.75%, 06/01/26 ................. 52 47,412
3.50%, 06/01/31 ................. 196 160,965
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 39 38,025
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 113 100,539
Fiserv, Inc.
2.75%, 07/01/24 ................. 265 257,123
3.20%, 07/01/26 ................. 490 465,087
3.50%, 07/01/29 ................. 100 92,818
4.40%, 07/01/49 ................. 40 34,175
Global Payments, Inc.
3.75%, 06/01/23 ................. 35 34,891
2.65%, 02/15/25 ................. 145 137,608
1.20%, 03/01/26 ................. 1,065 947,237
4.80%, 04/01/26 ................. 50 48,975
2.15%, 01/15/27 ................. 60 53,136
3.20%, 08/15/29 ................. 296 260,368
5.40%, 08/15/32 ................. 190 186,290
4.15%, 08/15/49 ................. 115 85,876
5.95%, 08/15/52 ................. 101 96,079
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 43 32,263
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 169,318
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 500 446,235
Mastercard, Inc.
3.35%, 03/26/30 ................. 95 90,360
3.65%, 06/01/49 ................. 5 4,266

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.85%, 03/26/50 ................. USD 45 $ 39,894
MGIC Investment Corp., 5.25%, 08/15/28 .. 31 29,466
National Rural Utilities Cooperative Finance
Corp., 4.45%, 03/13/26 ............ 200 199,632
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 18 16,335
5.13%, 12/15/30 ................. 31 23,821
5.75%, 11/15/31 ................. 21 16,289
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,035 935,062
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 238 223,422
2.85%, 10/01/29 ................. 50 45,049
2.30%, 06/01/30 ................. 100 85,628
4.40%, 06/01/32 ................. 125 122,298
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 119 106,505
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 44 41,448
7.38%, 09/01/25 ................. 49 43,781
11.25%, 12/15/27 ................ 9 8,387
Shell International Finance BV
2.38%, 11/07/29 ................. 10 8,868
2.75%, 04/06/30 ................. 10 9,121
3.63%, 08/21/42 ................. 25 21,034
3.00%, 11/26/51 ................. 15 10,806
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 45 42,300
Shift4 Payments, Inc., 0.00%, 12/15/25
(e)(f)
.. 7 8,180
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 250 193,753
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 315 315,000
6,335,125
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 149 145,278
4.63%, 11/15/28 ................. 147 133,954
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 84 83,714
General Mills, Inc.
3.65%, 02/15/24 ................. 460 454,157
4.00%, 04/17/25 ................. 95 93,712
2.25%, 10/14/31 ................. 10 8,313
4.95%, 03/29/33 ................. 195 198,030
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 34 28,078
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 62,090
3.88%, 05/15/27 ................. 78 76,155
4.38%, 06/01/46 ................. 341 297,078
4.88%, 10/01/49 ................. 351 326,134
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 88 85,355
4.13%, 01/31/30 ................. 12 10,980
4.38%, 01/31/32 ................. 2 1,814
McCormick & Co., Inc., 0.90%, 02/15/26 ... 145 129,910
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 8 6,510
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 9 8,481
4.50%, 09/15/31 ................. 4 3,521
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 32 26,004
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 39,653
2,218,921
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 35,800
2.85%, 02/15/52 ................. 125 84,872
ONE Gas, Inc., 1.10%, 03/11/24 ........ 129 123,885
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 34 $ 29,708
274,265
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 5,373
5.40%, 06/01/41 ................. 100 104,024
5.15%, 09/01/43 ................. 125 127,103
4.90%, 04/01/44 ................. 90 88,267
3.55%, 02/15/50 ................. 75 60,118
3.30%, 09/15/51 ................. 75 57,222
2.88%, 06/15/52 ................. 90 62,937
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 180 171,106
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 40,790
2.05%, 03/05/30 ................. 30 25,489
3.00%, 12/02/41 ................. 110 87,864
3.10%, 12/02/51 ................. 170 121,566
CSX Corp.
3.25%, 06/01/27 ................. 60 57,274
4.10%, 11/15/32 ................. 45 43,334
4.30%, 03/01/48 ................. 80 70,834
2.50%, 05/15/51 ................. 75 48,175
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 25 22,638
5.00%, 12/01/29 ................. 19 15,736
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 38 34,378
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 175 166,314
3.80%, 08/01/28 ................. 243 233,815
4.45%, 03/01/33 ................. 200 194,486
4.15%, 02/28/48 ................. 30 25,420
3.05%, 05/15/50 ................. 140 96,896
3.70%, 03/15/53 ................. 175 134,537
3.16%, 05/15/55 ................. 80 54,654
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 745 721,593
1.20%, 11/15/25 ................. 150 134,791
4.20%, 04/01/27 ................. 100 95,677
5.88%, 11/15/27 ................. 305 311,455
Ryder System, Inc.
3.88%, 12/01/23 ................. 100 98,660
3.65%, 03/18/24 ................. 270 265,270
2.90%, 12/01/26 ................. 250 231,102
2.85%, 03/01/27 ................. 135 124,122
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 175,390
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 77 77,988
0.00%, 12/15/25
(e)(f)
............... 48 42,229
8.00%, 11/01/26
(b)
................ 107 109,700
7.50%, 09/15/27
(b)
................ 121 124,764
6.25%, 01/15/28
(b)
................ 57 56,857
4.50%, 08/15/29
(b)
................ 152 138,510
Union Pacific Corp.
3.00%, 04/15/27 ................. 100 95,401
3.55%, 08/15/39 ................. 40 33,938
4.30%, 03/01/49 ................. 10 9,001
3.80%, 10/01/51 ................. 80 66,972
3.50%, 02/14/53 ................. 35 27,681
3.95%, 08/15/59 ................. 25 20,418
3.84%, 03/20/60 ................. 118 95,532
3.84%, 03/20/60
(b)
................ 100 80,959
3.80%, 04/06/71 ................. 100 77,406

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... USD 26 $ 25,837
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 31 32,240
5,423,843
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 67,510
4.75%, 11/30/36 ................. 150 155,815
4.90%, 11/30/46 ................. 70 71,986
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 102 96,645
3.88%, 11/01/29 ................. 33 29,535
Baxter International, Inc.
1.92%, 02/01/27 ................. 37 33,106
2.54%, 02/01/32 ................. 295 240,174
Becton Dickinson & Co.
3.36%, 06/06/24 ................. 78 76,560
3.73%, 12/15/24 ................. 52 50,839
3.70%, 06/06/27 ................. 374 361,343
Embecta Corp., 6.75%, 02/15/30
(b)
...... 35 31,850
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 40 42,737
GE HealthCare Technologies, Inc.
(b)
5.60%, 11/15/25 ................. 305 308,680
5.86%, 03/15/30 ................. 200 209,239
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 56 48,580
5.25%, 10/01/29 ................. 157 136,215
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 190 189,697
4.50%, 03/30/33 ................. 220 220,200
Teleflex, Inc., 4.63%, 11/15/27 ......... 28 27,350
2,398,061
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,594
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 18,363
5.13%, 03/01/30 ................. 10 8,483
Aetna, Inc.
4.13%, 11/15/42 ................. 50 42,190
3.88%, 08/15/47 ................. 136 107,871
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
62 52,080
Banner Health, Series 2020, 3.18%, 01/01/50 25 17,993
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 29 15,877
Centene Corp.
2.45%, 07/15/28 ................. 25 21,750
3.00%, 10/15/30 ................. 77 64,840
2.50%, 03/01/31 ................. 176 142,525
2.63%, 08/01/31 ................. 20 16,206
Cigna Group (The), 3.40%, 03/01/27 ..... 41 39,236
CommonSpirit Health
3.35%, 10/01/29 ................. 200 179,851
2.78%, 10/01/30 ................. 40 33,981
3.91%, 10/01/50 ................. 205 158,799
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 37 32,482
6.00%, 01/15/29 ................. 129 109,118
5.25%, 05/15/30 ................. 58 45,498
4.75%, 02/15/31 ................. 34 25,101
CVS Health Corp.
5.00%, 02/20/26 ................. 350 353,930
3.63%, 04/01/27 ................. 50 48,167
1.30%, 08/21/27 ................. 75 65,315
4.30%, 03/25/28 ................. 280 274,973
3.75%, 04/01/30 ................. 100 93,549
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 07/20/45 ................. USD 175 $ 166,016
5.05%, 03/25/48 ................. 110 102,906
Elevance Health, Inc.
2.38%, 01/15/25 ................. 815 780,175
4.10%, 03/01/28 ................. 320 313,278
2.25%, 05/15/30 ................. 15 12,879
5.50%, 10/15/32 ................. 210 220,872
4.65%, 01/15/43 ................. 155 144,886
3.70%, 09/15/49 ................. 1 790
3.13%, 05/15/50 ................. 126 90,811
6.10%, 10/15/52 ................. 30 33,470
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 6,525
4.75%, 02/01/30 ................. 43 39,095
4.63%, 04/01/31 ................. 42 36,689
HCA, Inc.
5.38%, 02/01/25 ................. 62 62,026
5.38%, 09/01/26 ................. 185 185,659
3.13%, 03/15/27
(b)
................ 165 153,363
3.50%, 09/01/30 ................. 100 89,069
5.50%, 06/15/47 ................. 4 3,755
3.50%, 07/15/51 ................. 385 265,816
4.63%, 03/15/52
(b)
................ 28 23,248
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 86 76,408
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 40 37,958
4.38%, 02/15/27 ................. 16 13,086
Memorial Health Services, 3.45%, 11/01/49 . 115 88,224
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 21 20,134
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 21 19,536
3.88%, 11/15/30 ................. 56 48,861
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 60 46,923
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 45 42,598
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 16,216
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 79 69,764
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 130 102,154
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 8 7,914
10.00%, 04/15/27 ................ 36 36,706
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 187,004
Series 20A, 3.36%, 08/15/50 ........ 68 49,667
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 19 18,665
4.88%, 01/01/26 ................. 66 64,704
6.25%, 02/01/27 ................. 43 42,286
5.13%, 11/01/27 ................. 61 58,563
4.63%, 06/15/28 ................. 12 11,068
6.13%, 10/01/28 ................. 58 55,588
4.25%, 06/01/29 ................. 38 34,379
6.13%, 06/15/30
(b)
................ 50 49,325
UnitedHealth Group, Inc.
3.10%, 03/15/26 ................. 10 9,667
5.25%, 02/15/28 ................. 102 106,062
2.30%, 05/15/31 ................. 120 102,814
4.50%, 04/15/33 ................. 265 263,475
3.50%, 08/15/39 ................. 105 89,360
2.75%, 05/15/40 ................. 105 79,410
3.05%, 05/15/41 ................. 125 98,527
4.38%, 03/15/42 ................. 200 184,235
4.75%, 07/15/45 ................. 105 102,906
4.25%, 06/15/48 ................. 20 18,009

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.70%, 08/15/49 ................. USD 50 $ 40,769
2.90%, 05/15/50 ................. 75 53,124
3.25%, 05/15/51 ................. 45 33,809
5.88%, 02/15/53 ................. 150 168,599
3.88%, 08/15/59 ................. 26 21,251
6.05%, 02/15/63 ................. 95 108,161
7,390,009
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35%, 02/01/27 ................. 112 98,415
3.00%, 01/15/30 ................. 55 48,226
2.88%, 01/15/31 ................. 50 42,900
5.25%, 12/15/32 ................. 130 130,379
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 8 5,910
3.50%, 03/15/31 ................. 209 140,699
Ventas Realty LP
3.00%, 01/15/30 ................. 55 47,508
4.75%, 11/15/30 ................. 100 95,535
609,572
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 118 110,590
4.50%, 02/15/29
(b)
................ 15 13,549
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 30 27,462
151,601
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 44 44,161
3.88%, 01/15/28 ................. 9 8,370
4.38%, 01/15/28 ................. 21 19,386
Booking Holdings, Inc., 0.75%, 05/01/25
(e)
.. 13 19,466
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
... 44 39,961
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 72 64,280
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 150 150,007
8.13%, 07/01/27 ................. 50 51,000
4.63%, 10/15/29 ................. 188 164,406
7.00%, 02/15/30 ................. 214 217,745
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 21 21,004
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 118 122,947
7.63%, 03/01/26 ................. 38 34,675
5.75%, 03/01/27 ................. 113 92,697
9.88%, 08/01/27 ................. 54 55,625
4.00%, 08/01/28 ................. 46 39,598
6.00%, 05/01/29 ................. 83 65,985
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 275 295,834
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 33 32,220
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 123 118,798
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 27 26,983
5.38%, 04/15/27 ................. 6 5,734
6.50%, 10/01/28 ................. 18 17,464
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 76 74,410
4.75%, 01/15/28 ................. 53 49,631
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ 75 75,910
3.80%, 02/15/28 ................. 35 33,144
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 64 56,173
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.75%, 01/15/30 ................. USD 26 $ 21,391
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 15 14,972
5.75%, 05/01/28
(b)
................ 41 41,000
3.75%, 05/01/29
(b)
................ 14 12,530
4.88%, 01/15/30 ................. 36 34,483
4.00%, 05/01/31
(b)
................ 43 37,655
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 16 15,783
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 56 54,400
8.00%, 04/15/26 ................. 47 44,834
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
72 69,703
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
49 36,281
MGM Resorts International, 5.75%, 06/15/25 29 28,930
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 38 33,035
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 12 10,213
8.38%, 02/01/28 ................. 3 3,010
7.75%, 02/15/29 ................. 19 16,291
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 50 40,512
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 23 16,977
5.88%, 09/01/31 ................. 24 17,252
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 25 23,250
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 51 54,380
4.25%, 07/01/26 ................. 20 17,950
5.50%, 08/31/26 ................. 39 36,487
5.38%, 07/15/27 ................. 4 3,563
11.63%, 08/15/27 ................ 24 25,777
5.50%, 04/01/28 ................. 7 6,180
8.25%, 01/15/29 ................. 47 49,168
9.25%, 01/15/29 ................. 71 75,437
7.25%, 01/15/30 ................. 36 36,225
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 11 11,261
7.25%, 11/15/29 ................. 6 6,012
Starbucks Corp., 4.75%, 02/15/26 ....... 62 62,353
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 5 4,512
4.63%, 12/01/31 ................. 57 48,137
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 12 12,028
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 33 28,325
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 28 25,794
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 56 52,920
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 69 62,677
7.13%, 02/15/31 ................. 45 45,646
3,234,948
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 9,973
4.63%, 08/01/29 ................. 13 10,530
4.63%, 04/01/30 ................. 35 28,818
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 28 21,420
4.88%, 02/15/30 ................. 26 19,608
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
35 30,013
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 48,520
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 19,338

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... USD 25 $ 24,500
KB Home, 7.25%, 07/15/30 ........... 27 27,384
Lennar Corp., 4.50%, 04/30/24 ........ 150 148,168
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 6 5,647
4.63%, 03/01/30 ................. 20 17,396
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 16,533
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
64 39,360
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 42 41,203
5.13%, 08/01/30 ................. 11 10,154
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 28 24,634
3.88%, 10/15/31 ................. 3 2,505
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 18,050
5.70%, 06/15/28 ................. 14 13,471
577,225
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 2 1,925
4.13%, 10/15/30 ................. 25 22,090
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 5,923
5.00%, 10/01/29
(b)
................ 22 19,093
5.50%, 07/15/30
(b)
................ 21 18,478
67,509
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 350,920
2.45%, 01/15/31 ................. 230 187,250
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 193,996
Calpine Corp., 5.13%, 03/15/28
(b)
....... 71 65,006
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 67 63,985
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 249,056
TransAlta Corp., 7.75%, 11/15/29 ....... 29 30,476
1,140,689
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.20%
(a)(g)
.......... 52 51,948
Industrial REITs — 0.0%
Prologis LP
2.13%, 04/15/27 ................. 100 91,194
3.88%, 09/15/28 ................. 50 48,342
2.88%, 11/15/29 ................. 50 44,584
2.25%, 04/15/30 ................. 100 84,834
268,954
Insurance — 0.5%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 43 35,532
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 181 162,120
6.75%, 10/15/27 ................. 159 147,472
6.75%, 04/15/28 ................. 81 80,089
5.88%, 11/01/29 ................. 321 270,697
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 250 243,445
American International Group, Inc.
2.50%, 06/30/25 ................. 124 117,301
4.80%, 07/10/45 ................. 58 52,685
4.75%, 04/01/48 ................. 50 44,877
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 58 51,330
Security
Par (000)
Par (000) Value
Insurance (continued)
Aon Corp.
2.85%, 05/28/27 ................. USD 212 $ 196,844
3.75%, 05/02/29 ................. 100 95,563
2.80%, 05/15/30 ................. 125 110,460
2.60%, 12/02/31 ................. 315 264,297
5.35%, 02/28/33 ................. 105 108,760
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 114,422
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 5 4,181
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 26 24,812
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 17,268
2.90%, 09/15/51 ................. 15 10,085
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 114 112,040
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 37 38,349
10.50%, 12/15/30 ................ 43 43,310
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 ................. 160 155,827
4.38%, 03/15/29 ................. 75 74,325
2.25%, 11/15/30 ................. 190 160,354
2.38%, 12/15/31 ................. 55 45,511
MetLife, Inc.
4.72%, 12/15/44
(k)
................ 35 31,988
5.00%, 07/15/52 ................. 60 56,132
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 222,074
NFP Corp.
(b)
4.88%, 08/15/28 ................. 64 57,728
6.88%, 08/15/28 ................. 236 202,521
7.50%, 10/01/30 ................. 42 40,582
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 50 47,945
Progressive Corp. (The), 3.00%, 03/15/32 .. 65 58,075
Prudential Financial, Inc., 3.70%, 03/13/51 . 25 18,914
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
36 31,478
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 96 80,940
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 31,704
2.55%, 04/27/50 ................. 15 9,813
3,671,850
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 280 196,260
2.05%, 08/15/50 ................. 50 31,781
Meta Platforms, Inc., 3.85%, 08/15/32 .... 290 271,335
499,376
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 157,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
36 29,813
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 14 11,701
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 30 27,376
4.00%, 07/01/29 ................. 26 23,463
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 177,383
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 138,010
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 38 36,069
3.63%, 06/15/29 ................. 19 16,954
International Business Machines Corp.
3.30%, 05/15/26 ................. 250 241,122
2.20%, 02/09/27 ................. 200 184,641

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
IT Services (continued)
4.15%, 05/15/39 ................. USD 100 $ 88,605
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 66 56,386
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,645
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 7 6,940
Twilio, Inc.
3.63%, 03/15/29 ................. 23 19,837
3.88%, 03/15/31 ................. 96 81,458
1,304,403
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 9 8,086
6.20%, 10/01/40 ................. 61 54,939
5.45%, 11/01/41 ................. 42 35,364
98,389
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 425 354,242
4.95%, 11/21/32 ................. 140 145,277
499,519
Machinery — 0.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 21,395
ATS Corp., 4.13%, 12/15/28
(b)
......... 34 30,155
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 103 106,422
9.50%, 01/01/31 ................. 22 23,210
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 162,091
EnPro Industries, Inc., 5.75%, 10/15/26 ... 57 55,432
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 23 19,179
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 157 132,665
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
29 25,905
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 25,961
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 37,708
3.11%, 02/15/40 ................. 16 12,409
Terex Corp., 5.00%, 05/15/29
(b)
........ 59 54,900
Titan International, Inc., 7.00%, 04/30/28 .. 22 19,823
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 188,820
Wabash National Corp., 4.50%, 10/15/28
(b)
. 39 33,812
949,887
Media — 0.9%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 17 15,077
4.25%, 02/15/29 ................. 41 25,207
Block Communications, Inc., 4.88%, 03/01/28
(b)
13 11,233
Cable One, Inc.
0.00%, 03/15/26
(e)(f)
............... 21 16,569
1.13%, 03/15/28
(e)
................ 55 40,205
4.00%, 11/15/30
(b)
................ 45 36,629
Charter Communications Operating LLC
4.91%, 07/23/25 ................. 885 876,168
5.05%, 03/30/29 ................. 75 72,365
4.40%, 04/01/33 ................. 25 22,185
6.38%, 10/23/35 ................. 99 98,625
6.48%, 10/23/45 ................. 381 360,958
5.75%, 04/01/48 ................. 75 64,724
5.13%, 07/01/49 ................. 365 288,921
3.70%, 04/01/51 ................. 15 9,600
3.90%, 06/01/52 ................. 50 33,051
5.50%, 04/01/63 ................. 28 22,722
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 219 196,553
Security
Par (000)
Par (000) Value
Media (continued)
7.75%, 04/15/28 ................. USD 304 $ 228,000
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 60 45,360
Comcast Corp.
2.35%, 01/15/27 ................. 960 894,222
3.15%, 02/15/28 ................. 10 9,490
3.55%, 05/01/28 ................. 50 48,050
4.15%, 10/15/28 ................. 75 74,192
2.65%, 02/01/30 ................. 25 22,271
1.95%, 01/15/31 ................. 73 60,743
5.50%, 11/15/32 ................. 67 71,447
3.75%, 04/01/40 ................. 45 38,628
2.80%, 01/15/51 ................. 170 114,804
2.89%, 11/01/51 ................. 788 537,967
4.05%, 11/01/52 ................. 150 126,153
2.94%, 11/01/56 ................. 249 165,748
CSC Holdings LLC
5.25%, 06/01/24 ................. 140 135,100
4.50%, 11/15/31
(b)
................ 246 177,368
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 72 65,210
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 184 146,813
5.75%, 12/01/28
(b)
................ 149 111,191
5.13%, 06/01/29 ................. 74 39,405
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 38 36,860
GCI LLC, 4.75%, 10/15/28
(b)
.......... 30 25,882
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 25 18,804
5.40%, 10/01/48 ................. 15 14,436
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 18 16,290
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 122,482
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 75 67,562
4.25%, 01/15/29 ................. 32 26,560
4.63%, 03/15/30 ................. 8 6,672
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 164,840
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 100 78,250
6.50%, 09/15/28 ................. 267 109,470
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 82 66,113
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 90 81,180
5.00%, 08/01/27 ................. 12 11,234
4.00%, 07/15/28 ................. 23 19,756
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 196,137
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 17 14,908
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 5 4,743
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 184,000
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 63,444
4.50%, 09/15/42 ................. 37 28,414
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 12 11,786
7.38%, 06/30/30 ................. 12 11,345
6,684,122
Metals & Mining — 0.3%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 40 40,000
6.13%, 02/15/28 ................. 40 39,348
ATI, Inc.
5.88%, 12/01/27 ................. 21 20,515

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.88%, 10/01/29 ................. USD 17 $ 15,471
5.13%, 10/01/31 ................. 71 64,610
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 30 30,383
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 178 176,640
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,852
7.63%, 03/15/30 ................. 43 44,477
Commercial Metals Co., 4.38%, 03/15/32 .. 23 19,785
Constellium SE, 3.75%, 04/15/29
(b)
...... 250 216,553
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 24 20,895
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 39 34,711
4.50%, 06/01/31 ................. 59 48,451
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 93 89,519
Newmont Corp.
2.80%, 10/01/29 ................. 111 98,155
2.25%, 10/01/30 ................. 50 42,003
4.88%, 03/15/42 ................. 25 23,888
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 19 17,364
4.75%, 01/30/30 ................. 228 209,485
3.88%, 08/15/31 ................. 118 99,384
Nucor Corp.
3.95%, 05/23/25 ................. 240 236,135
2.00%, 06/01/25 ................. 105 98,729
Rio Tinto Finance USA plc, 5.00%, 03/09/33 365 375,390
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,865
1.65%, 10/15/27 ................. 210 180,219
3.25%, 10/15/50 ................. 100 69,808
2,336,635
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 6 5,279
4.25%, 02/01/27 ................. 15 11,850
4.75%, 06/15/29 ................. 26 18,794
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 58 58,109
4.38%, 01/15/27 ................. 9 7,438
101,470
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 4.60%,
05/01/53 ..................... 100 91,179
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 118,760
3.45%, 08/15/27 ................. 100 95,135
Consumers Energy Co.
3.60%, 08/15/32 ................. 155 143,402
4.63%, 05/15/33 ................. 160 159,548
3.10%, 08/15/50 ................. 80 57,637
2.50%, 05/01/60 ................. 115 67,342
Dominion Energy, Inc.
3.07%, 08/15/24
(k)
................ 35 33,944
3.90%, 10/01/25 ................. 120 117,058
Series A, 1.45%, 04/15/26 .......... 380 342,207
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.20%),
4.35%
(a)(g)
.................... 365 301,947
Series C, 3.38%, 04/01/30 .......... 100 90,892
NiSource, Inc.
5.25%, 03/30/28 ................. 120 122,069
3.60%, 05/01/30 ................. 30 27,682
4.80%, 02/15/44 ................. 107 98,596
5.65%, 02/01/45 ................. 50 51,643
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Puget Sound Energy, Inc., 4.22%, 06/15/48 . USD 25 $ 21,630
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 75 52,163
5.35%, 04/01/53 ................. 271 279,089
Sempra Energy
3.30%, 04/01/25 ................. 75 72,587
3.25%, 06/15/27 ................. 50 46,770
3.40%, 02/01/28 ................. 165 154,985
3.70%, 04/01/29 ................. 90 83,561
3.80%, 02/01/38 ................. 150 129,188
WEC Energy Group, Inc., 4.75%, 01/09/26 . 190 190,047
2,949,061
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 191,760
2.75%, 12/15/29 ................. 25 21,458
4.90%, 12/15/30 ................. 260 252,895
2.00%, 05/18/32 ................. 275 211,589
1.88%, 02/01/33 ................. 160 119,857
Boston Properties LP
6.75%, 12/01/27 ................. 49 48,483
4.50%, 12/01/28 ................. 155 135,780
981,822
Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 72 70,648
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 43 42,012
5.75%, 01/15/28 ................. 19 18,240
Apache Corp.
4.25%, 01/15/30 ................. 37 33,762
5.35%, 07/01/49 ................. 21 16,230
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 99 120,261
5.88%, 06/30/29 ................. 54 47,655
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 175 169,702
3.59%, 04/14/27 ................. 35 33,870
3.94%, 09/21/28 ................. 50 48,931
1.75%, 08/10/30 ................. 110 91,027
3.06%, 06/17/41 ................. 500 386,510
3.38%, 02/08/61 ................. 25 18,063
BP Capital Markets plc, 3.28%, 09/19/27 ... 163 156,861
Buckeye Partners LP
5.85%, 11/15/43 ................. 13 9,816
5.60%, 10/15/44 ................. 18 12,747
Callon Petroleum Co.
8.25%, 07/15/25 ................. 9 8,937
6.38%, 07/01/26 ................. 60 57,000
8.00%, 08/01/28
(b)
................ 35 34,674
7.50%, 06/15/30
(b)
................ 131 123,140
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 190 163,489
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 83,677
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 644,576
5.13%, 06/30/27 ................. 150 150,114
Cheniere Energy Partners LP
4.00%, 03/01/31 ................. 66 58,736
3.25%, 01/31/32 ................. 783 646,852
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
22 21,841
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 24 23,678
6.38%, 06/15/26 ................. 86 83,850
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 34 31,960
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
28 24,080

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. USD 32 $ 31,520
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 57 52,157
5.88%, 01/15/30 ................. 125 107,394
ConocoPhillips Co., 3.80%, 03/15/52 ..... 125 103,373
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 359,540
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 105 98,700
9.25%, 02/15/28 ................. 42 40,267
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 25,048
6.00%, 02/01/29 ................. 14 13,328
7.38%, 02/01/31 ................. 16 16,000
CrownRock LP
(b)
5.63%, 10/15/25 ................. 105 102,906
5.00%, 05/01/29 ................. 17 15,838
DCP Midstream Operating LP
3.25%, 02/15/32 ................. 539 454,501
6.45%, 11/03/36
(b)
................ 39 40,448
6.75%, 09/15/37
(b)
................ 23 24,949
(3-mo. LIBOR USD + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 75 73,259
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 300,066
4.50%, 01/15/30 ................. 200 191,011
4.75%, 05/15/42 ................. 93 80,938
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 50 45,688
3.13%, 03/24/31 ................. 50 43,357
6.25%, 03/15/33 ................. 372 393,121
4.25%, 03/15/52 ................. 110 86,303
6.25%, 03/15/53 ................. 80 82,801
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 28 24,548
4.38%, 06/15/31 ................. 26 22,651
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 37 35,902
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................ 50 43,846
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 26 22,345
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 58,619
Enbridge, Inc.
4.00%, 10/01/23 ................. 250 248,121
0.55%, 10/04/23 ................. 105 102,246
2.50%, 01/15/25 ................. 305 292,259
2.50%, 02/14/25 ................. 65 62,253
3.70%, 07/15/27 ................. 50 47,586
5.70%, 03/08/33 ................. 390 405,656
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. 775 715,476
Energy Transfer LP
5.88%, 01/15/24 ................. 585 584,774
4.90%, 02/01/24 ................. 45 44,725
4.25%, 04/01/24 ................. 600 592,297
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(a)(g)
.................... 90 79,200
4.00%, 10/01/27 ................. 90 85,770
5.55%, 02/15/28 ................. 160 162,473
4.95%, 05/15/28 ................. 200 197,118
5.25%, 04/15/29 ................. 50 49,807
3.75%, 05/15/30 ................. 35 32,298
6.50%, 02/01/42 ................. 10 10,371
5.95%, 10/01/43 ................. 10 9,569
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.35%, 05/15/45 ................. USD 50 $ 44,204
6.13%, 12/15/45 ................. 50 48,332
5.30%, 04/15/47 ................. 165 144,587
5.40%, 10/01/47 ................. 200 177,785
6.25%, 04/15/49 ................. 545 539,946
5.00%, 05/15/50 ................. 160 136,565
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 85 83,300
6.50%, 09/01/30 ................. 15 15,168
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 16 15,520
4.85%, 07/15/26 ................. 5 4,813
5.60%, 04/01/44 ................. 20 16,323
5.45%, 06/01/47 ................. 6 4,782
Enterprise Products Operating LLC
3.90%, 02/15/24 ................. 270 266,769
6.13%, 10/15/39 ................. 175 189,930
6.45%, 09/01/40 ................. 106 116,134
5.95%, 02/01/41 ................. 65 68,595
4.45%, 02/15/43 ................. 50 44,506
4.90%, 05/15/46 ................. 40 36,883
4.25%, 02/15/48 ................. 145 123,555
4.80%, 02/01/49 ................. 25 22,932
4.20%, 01/31/50 ................. 60 50,907
3.70%, 01/31/51 ................. 75 57,973
3.30%, 02/15/53 ................. 170 122,980
EOG Resources, Inc., 4.95%, 04/15/50 ... 20 20,154
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 13 11,806
6.50%, 07/01/27
(b)
................ 29 28,109
4.50%, 01/15/29
(b)
................ 17 14,450
7.50%, 06/01/30
(b)
................ 14 13,562
4.75%, 01/15/31
(b)
................ 11 9,130
EQT Corp., 5.70%, 04/01/28 .......... 75 74,919
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 55 53,539
3.04%, 03/01/26 ................. 10 9,706
Genesis Energy LP
6.50%, 10/01/25 ................. 2 1,937
7.75%, 02/01/28 ................. 12 11,635
8.88%, 04/15/30 ................. 29 29,363
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,335
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 19,946
Hess Corp.
4.30%, 04/01/27 ................. 405 395,331
5.60%, 02/15/41 ................. 202 194,717
5.80%, 04/01/47 ................. 187 183,177
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 28 25,007
HF Sinclair Corp., 2.63%, 10/01/23 ...... 155 152,535
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 33 31,317
5.75%, 02/01/29 ................. 57 52,471
6.00%, 02/01/31 ................. 6 5,524
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 66 55,725
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 ................. 229 226,350
6.95%, 01/15/38 ................. 145 162,006
6.38%, 03/01/41 ................. 97 99,949
5.50%, 03/01/44 ................. 70 65,776
Kinder Morgan, Inc.
4.30%, 06/01/25 ................. 215 211,751
4.80%, 02/01/33 ................. 31 29,910
5.55%, 06/01/45 ................. 204 192,953
5.20%, 03/01/48 ................. 62 55,487

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... USD 34 $ 32,725
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,641
Marathon Oil Corp.
4.40%, 07/15/27 ................. 291 281,940
6.60%, 10/01/37 ................. 5 5,104
5.20%, 06/01/45 ................. 10 8,699
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 34,930
4.75%, 09/15/44 ................. 54 46,525
Matador Resources Co., 5.88%, 09/15/26 .. 17 16,773
MPLX LP
1.75%, 03/01/26 ................. 640 584,072
4.13%, 03/01/27 ................. 190 184,177
4.25%, 12/01/27 ................. 200 193,663
4.00%, 03/15/28 ................. 70 66,975
4.70%, 04/15/48 ................. 20 16,793
5.50%, 02/15/49 ................. 102 94,874
4.95%, 03/14/52 ................. 350 304,213
5.65%, 03/01/53 ................. 35 33,659
Murphy Oil Corp., 6.13%, 12/01/42
(k)
..... 5 4,143
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 125 120,312
6.50%, 09/30/26 ................. 178 163,760
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
65 62,717
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 69 76,036
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 125 123,994
NuStar Logistics LP
5.75%, 10/01/25 ................. 59 57,379
6.38%, 10/01/30 ................. 6 5,757
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 9 9,113
8.88%, 07/15/30 ................. 51 59,320
6.63%, 09/01/30 ................. 50 52,659
6.13%, 01/01/31 ................. 5 5,188
7.50%, 05/01/31 ................. 20 22,058
6.45%, 09/15/36 ................. 44 46,263
6.20%, 03/15/40 ................. 100 100,540
4.63%, 06/15/45 ................. 3 2,403
6.60%, 03/15/46 ................. 62 65,186
4.40%, 04/15/46 ................. 11 8,717
4.20%, 03/15/48 ................. 4 3,100
ONEOK, Inc., 4.95%, 07/13/47 ......... 42 35,193
Ovintiv, Inc., 6.63%, 08/15/37 ......... 62 62,538
PDC Energy, Inc.
6.13%, 09/15/24 ................. 17 16,915
5.75%, 05/15/26 ................. 3 2,920
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 10 9,478
7.75%, 02/15/26 ................. 67 67,168
6.88%, 04/01/27 ................. 17 16,631
5.88%, 07/01/29 ................. 67 63,442
Phillips 66, 3.30%, 03/15/52 .......... 170 120,168
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 170 169,051
1.13%, 01/15/26 ................. 315 286,264
5.10%, 03/29/26 ................. 250 251,040
1.90%, 08/15/30 ................. 65 52,927
2.15%, 01/15/31 ................. 190 156,068
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 20 17,881
6.65%, 01/15/37 ................. 15 15,317
5.15%, 06/01/42 ................. 72 60,646
4.30%, 01/31/43 ................. 120 89,504
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 43 38,109
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... USD 18 $ 16,035
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 255,606
5.63%, 03/01/25 ................. 260 261,650
4.20%, 03/15/28 ................. 95 91,267
SM Energy Co.
5.63%, 06/01/25 ................. 13 12,605
6.63%, 01/15/27 ................. 6 5,764
6.50%, 07/15/28 ................. 16 15,268
Southwestern Energy Co.
5.70%, 01/23/25
(k)
................ 4 4,002
5.38%, 02/01/29 ................. 34 32,045
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 400 387,800
3.38%, 10/15/26 ................. 145 137,367
5.95%, 09/25/43 ................. 50 50,533
Sunoco LP, 5.88%, 03/15/28 .......... 22 21,120
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 2 1,999
6.00%, 03/01/27 ................. 19 17,985
5.50%, 01/15/28 ................. 8 7,315
6.00%, 12/31/30 ................. 13 11,619
6.00%, 09/01/31 ................. 11 9,727
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
128 112,135
Targa Resources Corp., 6.25%, 07/01/52 .. 29 28,588
Targa Resources Partners LP, 4.00%, 01/15/32 8 6,972
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 9,781
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 28 20,757
TransCanada PipeLines Ltd., 7.63%, 01/15/39 20 23,754
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 133,915
Valero Energy Corp., 4.00%, 06/01/52 .... 5 3,856
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 141 127,182
4.13%, 08/15/31 ................. 86 75,558
3.88%, 11/01/33 ................. 183 153,720
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 28 25,499
Western Midstream Operating LP
6.15%, 04/01/33 ................. 10 10,136
5.45%, 04/01/44 ................. 84 73,250
5.30%, 03/01/48 ................. 14 11,862
5.50%, 08/15/48 ................. 29 24,974
5.50%, 02/01/50
(k)
................ 28 23,758
Williams Cos., Inc. (The)
4.30%, 03/04/24 ................. 125 123,716
4.55%, 06/24/24 ................. 150 148,906
3.90%, 01/15/25 ................. 100 98,045
5.40%, 03/02/26 ................. 193 196,621
3.75%, 06/15/27 ................. 195 187,100
22,329,888
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 24,872
1.75%, 09/30/25 ................. 80 74,074
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 98,023
196,969
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 53 48,124
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 14 12,199
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 24 23,892

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 USD 57 $ 51,191
Series 2017-1, Class AA, 3.65%, 02/15/29 55 50,419
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 185 202,398
5.50%, 04/20/26 ................. 2 2,399
7.25%, 02/15/28 ................. 10 9,725
5.75%, 04/20/29 ................. 134 128,667
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 31 27,138
Delta Air Lines, Inc.
3.80%, 04/19/23 ................. 100 99,751
4.75%, 10/20/28
(b)
................ 16 15,581
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 39 37,025
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
97 97,012
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 38 38,340
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 25 24,480
Series 2020-1, Class A, 5.88%, 10/15/27 509 507,773
Series 2019-2, Class AA, 2.70%, 05/01/32 40 33,524
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 57 54,533
4.63%, 04/15/29 ................. 126 113,967
1,578,138
Personal Care Products — 0.1%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 7 6,536
Haleon UK Capital plc, 3.13%, 03/24/25 ... 250 241,630
Kenvue, Inc., 5.05%, 03/22/28
(b)
........ 350 361,724
609,890
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 45 38,716
AstraZeneca plc, 6.45%, 09/15/37 ....... 10 11,796
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. 400 391,400
4.38%, 12/15/28 ................. 360 348,060
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 506 496,036
3.40%, 07/26/29 ................. 10 9,513
2.95%, 03/15/32 ................. 12 10,818
3.70%, 03/15/52 ................. 160 133,541
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 15 14,648
3.13%, 02/15/29 ................. 7 6,154
3.50%, 04/01/30 ................. 16 14,061
Johnson & Johnson, 3.55%, 03/01/36 .... 25 23,175
Merck & Co., Inc.
3.40%, 03/07/29 ................. 50 48,078
2.15%, 12/10/31 ................. 95 80,426
6.50%, 12/01/33
(k)
................ 195 228,794
2.75%, 12/10/51 ................. 235 166,337
Organon & Co., 4.13%, 04/30/28
(b)
...... 204 186,479
Pfizer, Inc., 3.45%, 03/15/29 .......... 80 77,319
Pharmacia LLC, 6.60%, 12/01/28
(k)
...... 200 223,599
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 270 188,563
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................ 84 79,916
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. 225 224,134
3.18%, 07/09/50 ................. 200 142,855
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 246 244,462
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.15%, 10/01/26 ................. USD 43 $ 38,673
8.13%, 09/15/31 ................. 230 240,753
Wyeth LLC, 5.95%, 04/01/37 .......... 70 78,578
3,746,884
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 29 25,665
CoreLogic, Inc., 4.50%, 05/01/28 ....... 55 41,731
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 90 77,929
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 26,071
171,396
Real Estate Management & Development — 0.0%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 25 22,382
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 2 1,821
4.13%, 02/01/29 ................. 34 28,796
Realogy Group LLC
5.75%, 01/15/29 ................. 111 83,079
5.25%, 04/15/30 ................. 21 15,306
151,384
Residential REITs — 0.1%
AvalonBay Communities, Inc., 5.00%, 02/15/33 115 116,661
Camden Property Trust, 2.80%, 05/15/30 .. 70 60,627
ERP Operating LP
2.85%, 11/01/26 ................. 90 84,064
4.15%, 12/01/28 ................. 50 48,192
2.50%, 02/15/30 ................. 50 42,928
Mid-America Apartments LP, 1.70%, 02/15/31 45 35,656
UDR, Inc., 2.10%, 08/01/32 ........... 70 53,945
442,073
Retail REITs — 0.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 24 19,260
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 225 210,978
Realty Income Corp.
3.00%, 01/15/27 ................. 125 116,743
3.95%, 08/15/27 ................. 155 149,340
3.40%, 01/15/28 ................. 86 80,760
2.20%, 06/15/28 ................. 110 96,998
4.85%, 03/15/30 ................. 105 103,443
5.63%, 10/13/32 ................. 220 228,447
2.85%, 12/15/32 ................. 20 16,529
Regency Centers LP
4.13%, 03/15/28 ................. 70 66,377
3.70%, 06/15/30 ................. 675 608,797
1,697,672
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., 2.80%, 10/01/41 .... 120 91,609
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 270,317
Broadcom Corp., 3.88%, 01/15/27 ...... 775 749,194
Broadcom, Inc.
4.15%, 11/15/30 ................. 104 96,451
2.45%, 02/15/31
(b)
................ 250 204,680
4.15%, 04/15/32
(b)
................ 175 159,457
4.30%, 11/15/32 ................. 29 26,719
3.42%, 04/15/33
(b)
................ 109 91,201
3.14%, 11/15/35
(b)
................ 91 69,984
4.93%, 05/15/37
(b)
................ 790 718,414
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 233 220,279
5.95%, 06/15/30 ................. 4 3,877

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. USD 10 $ 9,034
3.63%, 05/01/29 ................. 38 32,800
Intel Corp.
4.88%, 02/10/28 ................. 270 274,341
2.45%, 11/15/29 ................. 39 34,346
5.20%, 02/10/33 ................. 195 198,606
2.80%, 08/12/41 ................. 35 25,382
5.63%, 02/10/43 ................. 110 112,732
5.70%, 02/10/53 ................. 250 255,149
5.90%, 02/10/63 ................. 175 180,117
KLA Corp.
4.65%, 11/01/24 ................. 42 41,899
4.10%, 03/15/29 ................. 185 182,109
4.65%, 07/15/32 ................. 15 15,146
3.30%, 03/01/50 ................. 288 220,145
Lam Research Corp.
3.75%, 03/15/26 ................. 260 255,644
1.90%, 06/15/30 ................. 15 12,640
4.88%, 03/15/49 ................. 27 26,740
2.88%, 06/15/50 ................. 62 43,754
Marvell Technology, Inc., 2.95%, 04/15/31 .. 37 30,897
NVIDIA Corp., 3.50%, 04/01/40 ........ 202 173,442
NXP BV
4.88%, 03/01/24 ................. 179 177,411
5.35%, 03/01/26 ................. 150 150,703
3.88%, 06/18/26 ................. 250 240,893
3.15%, 05/01/27 ................. 250 231,063
5.55%, 12/01/28 ................. 120 122,400
4.30%, 06/18/29 ................. 76 72,295
2.50%, 05/11/31 ................. 345 283,952
2.65%, 02/15/32 ................. 170 138,794
3.25%, 05/11/41 ................. 90 65,154
QUALCOMM, Inc.
3.25%, 05/20/27 ................. 100 96,747
4.80%, 05/20/45 ................. 50 49,805
4.30%, 05/20/47 ................. 129 119,610
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 73 62,863
Texas Instruments, Inc.
4.60%, 02/15/28 ................. 3 3,062
2.70%, 09/15/51 ................. 80 57,621
6,699,478
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 67 66,330
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 30 30,194
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
245 198,661
Autodesk, Inc.
3.50%, 06/15/27 ................. 350 334,869
2.40%, 12/15/31 ................. 190 158,029
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
.. 195 189,095
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 63 59,535
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 86 84,528
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 152 135,655
4.88%, 07/01/29 ................. 77 69,637
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 365 322,880
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 6 5,213
6.50%, 10/15/28 ................. 24 19,903
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 7 6,109
Elastic NV, 4.13%, 07/15/29
(b)
......... 43 36,711
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 35 32,463
McAfee Corp., 7.38%, 02/15/30
(b)
....... 139 116,551
Security
Par (000)
Par (000) Value
Software (continued)
Microsoft Corp.
3.45%, 08/08/36 ................. USD 104 $ 96,212
4.25%, 02/06/47 ................. 50 49,024
2.53%, 06/01/50 ................. 151 106,845
2.92%, 03/17/52 ................. 561 426,456
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 66 58,575
NCR Corp.
(b)
5.00%, 10/01/28 ................. 14 12,305
5.13%, 04/15/29 ................. 22 19,036
Open Text Corp., 6.90%, 12/01/27
(b)
..... 115 118,634
Oracle Corp.
5.80%, 11/10/25 ................. 110 112,746
1.65%, 03/25/26 ................. 770 707,390
3.25%, 11/15/27 ................. 525 493,489
2.88%, 03/25/31 ................. 94 80,436
3.90%, 05/15/35 ................. 90 78,608
3.85%, 07/15/36 ................. 5 4,273
3.60%, 04/01/40 ................. 290 225,081
5.38%, 07/15/40 ................. 150 143,609
3.65%, 03/25/41 ................. 136 104,925
4.13%, 05/15/45 ................. 100 78,529
4.00%, 07/15/46 ................. 164 125,124
4.00%, 11/15/47 ................. 285 217,386
3.60%, 04/01/50 ................. 386 273,788
3.95%, 03/25/51 ................. 259 194,892
6.90%, 11/09/52 ................. 72 80,702
5.55%, 02/06/53 ................. 55 52,362
4.38%, 05/15/55 ................. 140 110,197
Roper Technologies, Inc.
1.00%, 09/15/25 ................. 60 54,856
3.80%, 12/15/26 ................. 50 48,434
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 71,367
3.05%, 07/15/61 ................. 130 89,210
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
117 113,525
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 66 49,682
VMware, Inc.
1.40%, 08/15/26 ................. 460 406,868
3.90%, 08/21/27 ................. 144 137,850
2.20%, 08/15/31 ................. 740 585,865
Workday, Inc.
3.50%, 04/01/27 ................. 260 248,759
3.80%, 04/01/32 ................. 240 220,037
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
145 125,530
7,988,970
Specialized REITs — 0.7%
American Tower Corp.
4.00%, 06/01/25 ................. 175 170,842
1.45%, 09/15/26 ................. 140 124,464
3.38%, 10/15/26 ................. 185 175,281
3.65%, 03/15/27 ................. 751 713,321
3.95%, 03/15/29 ................. 255 238,819
2.10%, 06/15/30 ................. 270 220,597
1.88%, 10/15/30 ................. 105 83,277
2.70%, 04/15/31 ................. 170 142,569
2.30%, 09/15/31 ................. 150 120,255
5.65%, 03/15/33 ................. 490 504,346
Crown Castle, Inc.
1.05%, 07/15/26 ................. 800 704,937
2.90%, 03/15/27 ................. 210 194,898
4.30%, 02/15/29 ................. 45 43,395
3.10%, 11/15/29 ................. 60 53,330
2.25%, 01/15/31 ................. 250 207,194
2.50%, 07/15/31 ................. 240 201,713
2.90%, 04/01/41 ................. 100 71,318

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
4.15%, 07/01/50 ................. USD 60 $ 47,950
Equinix, Inc.
2.90%, 11/18/26 ................. 765 711,409
1.55%, 03/15/28 ................. 150 127,054
2.50%, 05/15/31 ................. 190 156,450
3.00%, 07/15/50 ................. 25 16,314
2.95%, 09/15/51 ................. 135 86,468
3.40%, 02/15/52 ................. 75 52,643
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 10 9,305
5.63%, 07/15/32 ................. 19 17,357
SBA Communications Corp.
3.88%, 02/15/27 ................. 57 53,810
3.13%, 02/01/29 ................. 21 18,269
5,267,585
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 24 19,864
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 2 1,820
4.75%, 03/01/30 ................. 10 8,950
5.00%, 02/15/32
(b)
................ 23 20,148
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 200 185,108
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
14 12,324
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 65 55,575
Home Depot, Inc. (The)
0.90%, 03/15/28 ................. 150 128,146
2.70%, 04/15/30 ................. 100 90,281
4.25%, 04/01/46 ................. 40 36,446
3.90%, 06/15/47 ................. 75 64,423
4.50%, 12/06/48 ................. 120 112,978
2.75%, 09/15/51 ................. 70 48,235
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
18 15,302
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 55 46,013
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 29 25,085
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 248 237,732
3.10%, 05/03/27 ................. 290 275,576
2.63%, 04/01/31 ................. 95 81,197
5.00%, 04/15/33 ................. 200 200,056
5.15%, 07/01/33 ................. 215 217,050
3.70%, 04/15/46 ................. 237 181,101
4.55%, 04/05/49 ................. 70 60,384
5.13%, 04/15/50 ................. 25 23,627
3.00%, 10/15/50 ................. 235 155,963
4.25%, 04/01/52 ................. 160 131,295
5.63%, 04/15/53 ................. 190 190,620
4.45%, 04/01/62 ................. 110 89,786
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 30,971
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 13,165
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 24,814
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 88 78,153
6.13%, 07/01/29 ................. 123 103,776
6.00%, 12/01/29 ................. 58 47,889
Staples, Inc., 7.50%, 04/15/26
(b)
........ 42 36,797
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 175 151,805
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 85 77,298
3,279,753
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.20%, 09/11/29 ................. USD 60 $ 53,687
4.50%, 02/23/36 ................. 25 25,813
4.38%, 05/13/45 ................. 20 19,413
4.65%, 02/23/46 ................. 200 201,401
3.85%, 08/04/46 ................. 30 26,777
3.75%, 09/12/47 ................. 130 113,660
2.65%, 05/11/50 ................. 120 84,592
2.65%, 02/08/51 ................. 135 94,602
2.70%, 08/05/51 ................. 385 271,237
3.95%, 08/08/52 ................. 200 179,117
Dell International LLC
4.00%, 07/15/24 ................. 411 405,443
6.02%, 06/15/26 ................. 167 171,395
5.75%, 02/01/33 ................. 220 221,354
HP, Inc.
2.20%, 06/17/25 ................. 175 164,943
1.45%, 06/17/26 ................. 555 499,524
3.00%, 06/17/27 ................. 250 232,904
4.75%, 01/15/28 ................. 48 47,447
2,813,309
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 6 5,263
4.13%, 08/15/31 ................. 71 58,497
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 37 37,878
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 31,753
133,391
Tobacco — 0.2%
Altria Group, Inc.
2.35%, 05/06/25 ................. 101 95,888
2.45%, 02/04/32 ................. 75 59,038
5.95%, 02/14/49 ................. 270 255,380
3.70%, 02/04/51 ................. 35 23,595
BAT Capital Corp.
2.79%, 09/06/24 ................. 65 62,661
3.22%, 09/06/26 ................. 525 494,531
3.56%, 08/15/27 ................. 232 215,675
2.26%, 03/25/28 ................. 175 150,036
2.73%, 03/25/31 ................. 100 81,062
3.73%, 09/25/40 ................. 195 139,265
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 105 107,447
5.63%, 11/17/29 ................. 135 141,057
Reynolds American, Inc., 7.00%, 08/04/41 .. 98 100,390
1,926,025
Trading Companies & Distributors — 0.5%
Air Lease Corp.
4.25%, 02/01/24 ................. 350 344,168
2.30%, 02/01/25 ................. 150 141,961
3.38%, 07/01/25 ................. 540 514,445
2.88%, 01/15/26 ................. 815 759,730
1.88%, 08/15/26 ................. 885 784,043
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 ................. 160 159,335
1.95%, 09/20/26 ................. 395 341,881
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
23 20,295
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 77 77,051
9.75%, 08/01/27 ................. 25 26,378
5.50%, 05/01/28 ................. 27 24,633
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 27 21,401

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... USD 16 $ 14,021
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 48 46,320
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 64 57,254
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 229 232,153
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 40 40,658
7.25%, 06/15/28 ................. 75 77,010
3,682,737
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 200 174,122
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 390 366,600
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 87 20,958
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................ 770 724,475
3.80%, 03/15/32
(b)
................ 10 8,975
4.30%, 02/15/48 ................. 84 67,162
4.35%, 05/01/49 ................. 163 132,066
3.70%, 11/15/49 ................. 61 44,731
4.55%, 03/15/52
(b)
................ 505 415,399
Sprint LLC, 7.63%, 03/01/26 .......... 53 56,046
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 516 471,370
2.25%, 02/15/26 ................. 235 218,564
4.75%, 02/01/28 ................. 650 641,686
2.05%, 02/15/28 ................. 230 204,078
4.95%, 03/15/28 ................. 170 171,625
3.50%, 04/15/31 ................. 211 189,725
2.70%, 03/15/32 ................. 169 142,358
4.38%, 04/15/40 ................. 215 192,687
3.00%, 02/15/41 ................. 165 122,316
4.50%, 04/15/50 ................. 45 39,190
3.30%, 02/15/51 ................. 155 110,213
3.40%, 10/15/52 ................. 245 176,367
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 171,444
Vodafone Group plc
4.88%, 06/19/49 ................. 25 22,584
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81
(a)
................... 265 224,597
5,109,338
Total Corporate Bonds — 34.3%
(Cost: $287,576,917) ............................. 265,375,444
Equity-Linked Notes
Air Freight & Logistics — 0.1%
Citigroup, Inc. (United Parcel Service, Inc.),
10.91%, 04/25/23
(b)
............... 2 434,509
Automobiles — 0.1%
Citigroup, Inc. (General Motors Co.)
15.00%, 04/26/23
(b)
............... 10 355,653
22.23%, 04/26/23
(b)
............... 10 344,370
700,023
Banks — 0.1%
(b)
Barclays Bank plc (First Republic Bank),
15.83%, 04/14/23 ................ 1 19,379
BNP Paribas SA (Bank of America Corp.),
15.38%, 04/19/23 ................ 8 232,124
BNP Paribas SA (JPMorgan Chase & Co.),
13.18%, 04/17/23 ................ 5 629,624
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Trust Financial Corp.),
13.77%, 04/20/23 ................ USD 2 $ 84,976
966,103
Beverages — 0.1%
(b)
BMO Capital Markets Corp. (Co.ca-Co.la Co.
(The)), 4.50%, 04/24/23 ............ 9 577,027
JPMorgan Structured Products BV (PepsiCo,
Inc.), 7.68%, 04/26/23 ............. 2 369,520
946,547
Biotechnology — 0.1%
Societe Generale SA (AbbVie, Inc.),
11.40%, 04/28/23
(b)
............... 3 492,578
Broadline Retail — 0.1%
Royal Bank of Canada (Amazon.com, Inc.)
14.19%, 04/03/23
(b)
............... 2 249,891
20.04%, 04/28/23
(b)
............... 4 376,750
13.94%, 05/19/23
(b)
............... 5 466,077
1,092,718
Capital Markets — 0.1%
(b)
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 15.31%, 04/19/23 ........... 1 310,718
BMO Capital Markets Corp. (Blackstone, Inc.),
20.42%, 04/21/23 ................ 3 221,987
BNP Paribas SA (CME Group, Inc.),
10.01%, 04/27/23 ................ 1 242,372
775,077
Chemicals — 0.1%
(b)
BNP Paribas SA (Dow, Inc.), 13.07%, 04/24/23 4 225,547
Royal Bank of Canada (Ecolab, Inc.),
10.05%, 04/26/23 ................ 2 351,362
576,909
Commercial Services & Supplies — 0.0%
Royal Bank of Canada (Waste Management,
Inc.), 9.29%, 04/26/23
(b)
............ 2 334,966
Communications Equipment — 0.0%
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 13.75%, 05/17/23
(b)
........... 7 352,476
Consumer Finance — 0.1%
(b)
Barclays Bank plc (Ally Financial, Inc.),
28.61%, 04/14/23 ................ 2 58,626
Citigroup, Inc. (Synchrony Financial),
16.24%, 04/19/23 ................ 5 134,894
Goldman Sachs International (American
Express Co.), 13.67%, 04/21/23 ....... 3 461,818
655,338
Consumer Staples Distribution & Retail — 0.1%
(b)
BNP Paribas SA (Tesco plc), 12.61%, 04/21/23 1 161,449
Citigroup, Inc. (Target Corp.), 15.61%, 05/18/23 1 89,263
Royal Bank of Canada (Walmart, Inc.),
11.04%, 04/10/23 ................ 3 482,457
733,169
Diversified Telecommunication Services — 0.1%
(c)
JPMorgan Structured Products BV (AT&T, Inc.),
19.37%, 04/21/23
(b)
............... 15 279,008
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 25.09%, 04/25/23 5 191,744
470,752

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
(b)
Barclays Bank plc (Hydro One Ltd),
16.45%, 05/10/23 ................ USD 1 $ 103,125
Merrill Lynch International & Co. (American
Electric Power Co., Inc.), 6.40%, 04/11/23 4 354,065
457,190
Electrical Equipment — 0.0%
Barclays Bank plc (Eaton Corp. plc),
10.96%, 05/03/23
(b)
............... 1 239,545
Electronic Equipment, Instruments & Components — 0.0%
BMO Capital Markets Corp. (Amphenol Corp.),
9.90%, 04/27/23
(b)
................ 3 234,445
Energy Equipment & Services — 0.0%
(b)
BMO Capital Markets Corp. (Schlumberger
NV), 26.30%, 04/24/23 ............. 3 167,977
Royal Bank of Canada (Halliburton Co.),
20.11%, 04/19/23 ................ 4 134,779
302,756
Entertainment — 0.1%
(b)
BMO Capital Markets Corp. (Netflix, Inc.),
36.88%, 04/19/23 ................ 1 237,288
Societe Generale SA (Walt Disney Co. (The)),
13.77%, 05/11/23 ................ 2 169,328
406,616
Financial Services — 0.4%
Barclays Bank plc (Berkshire Hathaway, Inc.),
10.49%, 05/02/23
(b)
............... 2 755,696
BMO Capital Markets Corp. (Fidelity
National Information Services, Inc.),
14.91%, 05/03/23
(b)
............... 7 359,128
BMO Capital Markets Corp. (Visa, Inc.)
6.50%, 04/26/23
(b)
................ 2 350,341
10.80%, 04/27/23
(b)
............... 2 377,348
JPMorgan Structured Products BV (Mastercard,
Inc.), 9.07%, 05/01/23
(b)
............ 2 684,904
Royal Bank of Canada (PayPal Holdings, Inc.),
13.80%, 04/26/23
(b)
............... 5 356,065
Societe Generale SA (FleetCor Technologies,
Inc.), 16.24%, 05/04/23
(b)
........... 1 240,337
3,123,819
Food Products — 0.1%
(b)
BMO Capital Markets Corp. (Hershey Co.
(The)), 6.74%, 04/28/23 ............ 2 428,896
Goldman Sachs International (Kraft Heinz Co.
(The)), 8.85%, 04/27/23 ............ 6 232,979
JPMorgan Structured Products BV (Archer-
Daniels-Midland Co.), 9.73%, 04/26/23 .. 3 228,283
890,158
Ground Transportation — 0.1%
(b)
Citigroup, Inc. (Union Pacific Corp.),
11.38%, 04/21/23 ................ 1 224,690
JPMorgan Structured Products BV (CSX
Corp.), 13.13%, 04/20/23 ........... 9 272,669
497,359
Health Care Equipment & Supplies — 0.1%
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 5.80%, 05/08/23
(b)
........... 2 377,914
Health Care Providers & Services — 0.4%
(b)
Barclays Bank plc (Cigna Group (The)),
7.61%, 05/08/23 ................. 2 435,239
Barclays Bank plc (Laboratory Corp. of America
Holdings), 9.35%, 04/28/23 .......... —
(l)
94,296
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (UnitedHealth Group, Inc.),
11.54%, 04/14/23 ................ USD 2 $ 784,808
Citigroup, Inc. (Humana, Inc.),
13.30%, 04/26/23 ................ 1 415,948
JPMorgan Structured Products BV (Elevance
Health, Inc.), 13.03%, 04/20/23
(c)
...... 1 449,880
Royal Bank of Canada (AmerisourceBergen
Corp.), 10.90%, 05/04/23 ........... 1 191,579
SGA Societe Generale Acceptance NV
(McKesson Corp.), 9.01%, 05/08/23 .... 1 376,332
Societe Generale SA (CVS Health Corp.),
10.39%, 05/04/23 ................ 5 392,466
3,140,548
Hotels, Restaurants & Leisure — 0.2%
(b)
BMO Capital Markets Corp. (Marriott
International, Inc.), 16.26%, 05/03/23 ... 2 350,294
BNP Paribas SA (Hilton Worldwide Holdings,
Inc.), 12.11%, 05/03/23 ............. 2 222,116
Citigroup, Inc. (McDonald's Corp.),
8.26%, 04/28/23 ................. 2 431,001
Goldman Sachs International (Aramark),
15.48%, 05/10/23 ................ 9 330,194
JPMorgan Structured Products BV (Yum!
Brands, Inc.), 8.22%, 05/04/23 ........ 1 190,931
1,524,536
Household Products — 0.1%
Toronto-Dominion Bank (The) (Procter &
Gamble Co. (The)), 8.71%, 04/21/23
(b)
.. 3 484,135
Industrial Conglomerates — 0.1%
BMO Capital Markets Corp. (Honeywell
International, Inc.), 12.54%, 04/28/23
(b)
.. 2 468,253
Industrial REITs — 0.0%
Barclays Bank plc (Prologis, Inc.),
17.66%, 04/19/23
(b)
............... 2 257,869
Insurance — 0.0%
BNP Paribas SA (Marsh & McLennan Cos,
Inc.), 10.74%, 04/21/23
(b)
........... 2 277,813
Interactive Media & Services — 0.2%
(b)
Citigroup, Inc. (Alphabet, Inc.),
12.97%, 04/26/23 ................ 8 779,131
Goldman Sachs International (Meta Platforms,
Inc.), 16.89%, 04/28/23 ............. 3 523,724
1,302,855
IT Services — 0.1%
BMO Capital Markets Corp. (International
Business Machines Corp.),
12.72%, 04/13/23
(b)
............... 4 463,410
Life Sciences Tools & Services — 0.2%
(b)
BNP Paribas SA (Charles River Laboratories
International, Inc.), 12.06%, 04/10/23 ... 2 314,286
Citigroup, Inc. (Thermo Fisher Scientific, Inc.),
16.21%, 04/28/23 ................ 1 821,173
Royal Bank of Canada (Danaher Corp.),
13.03%, 04/24/23 ................ 3 655,266
1,790,725
Machinery — 0.8%
BMO Capital Markets Corp. (Parker-Hannifin
Corp.), 10.66%, 05/05/23
(b)
.......... 1 242,622
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.29%, 04/26/23
(b)(c)
........... 2 155,600

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Machinery (continued)
JPMorgan Structured Products BV (Spirax-
Sarco Engineering plc)
6.86%, 04/10/23
(b)
................ USD —
(l)
$ 475,928
9.80%, 04/12/23
(b)
................ —
(l)
237,872
7.75%, 04/20/23
(b)
................ —
(l)
832,115
7.01%, 04/21/23
(b)
................ —
(l)
676,022
6.51%, 04/24/23
(b)
................ —
(l)
458,846
5.77%, 05/01/23
(b)
................ —
(l)
948,636
9.19%, 05/03/23
(b)
................ —
(l)
473,618
6.06%, 05/09/23
(b)
................ —
(l)
1,193,071
Mizuho Markets Cayman LP (Deere & Co.),
12.50%, 05/18/23
(b)
............... 1 240,865
5,935,195
Oil, Gas & Consumable Fuels — 0.3%
Barclays Bank plc (Devon Energy Corp.),
24.05%, 05/02/23
(b)
............... 7 340,388
Citigroup, Inc. (Exxon Mobil Corp.)
14.10%, 04/28/23
(b)
............... 3 346,275
14.40%, 04/28/23
(b)
............... 8 897,598
JPMorgan Structured Products BV (Valero
Energy Corp.), 15.53%, 04/26/23
(b)
..... 2 234,089
Royal Bank of Canada (Marathon Petroleum
Corp.), 19.02%, 05/02/23
(b)
.......... 3 400,313
2,218,663
Passenger Airlines — 0.0%
Barclays Bank plc (Delta Air Lines, Inc.),
14.78%, 04/14/23
(b)
............... 4 148,658
Pharmaceuticals — 0.2%
(b)
BMO Capital Markets Corp. (Bristol-Myers
Squibb Co.), 13.47%, 04/28/23 ....... 7 474,957
BMO Capital Markets Corp. (Merck & Co., Inc.),
13.20%, 04/27/23 ................ 6 692,124
Societe Generale SA (Eli Lilly & Co.),
11.03%, 04/26/23 ................ 1 483,694
1,650,775
Retail REITs — 0.0%
Barclays Bank plc (Simon Property Group,
Inc.), 12.10%, 05/10/23
(b)
........... 3 349,908
Semiconductors & Semiconductor Equipment — 0.2%
JPMorgan Structured Products BV (Broadcom,
Inc.), 7.64%, 05/24/23
(c)
............ 1 460,338
JPMorgan Structured Products BV (Lam
Research Corp.), 14.84%, 04/20/23
(b)
... —
(l)
191,518
JPMorgan Structured Products BV (NVIDIA
Corp.), 13.97%, 05/24/23
(c)
.......... 2 461,879
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 20.00%, 05/18/23
(b)
........... 3 327,873
Royal Bank of Canada (Analog Devices, Inc.),
14.97%, 05/18/23
(b)
............... 2 377,285
1,818,893
Software — 0.4%
Citigroup, Inc. (Microsoft Corp.)
12.41%, 04/26/23
(b)
............... 3 846,444
12.09%, 04/27/23
(b)
............... 3 813,508
JPMorgan Structured Products BV (Salesforce,
Inc.), 8.64%, 05/24/23
(c)
............ 2 347,118
JPMorgan Structured Products BV
(ServiceNow, Inc.), 16.70%, 04/28/23
(b)
.. 1 277,763
Royal Bank of Canada (Cadence Design
Systems, Inc.), 11.37%, 04/26/23
(b)
..... 2 349,698
Societe Generale SA (Palo Alto Networks, Inc.),
12.12%, 04/10/23
(b)
............... 2 376,057
3,010,588
Security
Par (000)
Par (000) Value
Specialized REITs — 0.1%
(b)
BNP Paribas SA (American Tower Corp.),
12.19%, 04/10/23 ................ USD 2 $ 473,616
Societe Generale SA (Public Storage),
18.80%, 04/10/23 ................ 1 363,216
836,832
Specialty Retail — 0.2%
(b)
BMO Capital Markets Corp. (O'Reilly
Automotive, Inc.), 10.68%, 04/28/23 .... —
(l)
378,703
BNP Paribas SA (AutoZone, Inc.),
10.03%, 05/23/23 ................ —
(l)
158,381
Citigroup, Inc. (Advance Auto Parts, Inc.),
16.23%, 05/23/23 ................ 1 78,008
Royal Bank of Canada (Home Depot, Inc.
(The)), 15.13%, 04/10/23 ........... 2 468,895
SGA Societe Generale Acceptance NV (TJX
Cos, Inc. (The)), 8.05%, 04/10/23 ...... 5 356,872
1,440,859
Technology Hardware, Storage & Peripherals — 0.4%
Citigroup, Inc. (Apple, Inc.)
10.42%, 04/03/23
(b)
............... 2 376,336
9.60%, 04/10/23
(b)
................ 6 1,006,078
9.54%, 04/28/23
(b)
................ 4 709,050
13.80%, 05/01/23
(b)
............... 2 377,477
10.50%, 05/19/23
(b)
............... 4 583,324
3,052,265
Tobacco — 0.0%
JPMorgan Structured Products BV
(Philip Morris International, Inc.),
12.01%, 04/21/23
(b)
............... 3 273,986
Trading Companies & Distributors — 0.1%
(b)
BMO Capital Markets Corp. (Fastenal Co.),
13.00%, 04/14/23 ................ 1 71,252
Citigroup, Inc. (United Rentals, Inc.),
15.48%, 04/27/23 ................ 1 343,334
414,586
Transportation Infrastructure — 0.0%
BMO Capital Markets Corp. (Aeroports de
Paris), 12.56%, 04/27/23
(b)
.......... 1 273,324
Wireless Telecommunication Services — 0.0%
Citigroup, Inc. (T-Mobile US, Inc.),
12.76%, 04/27/23
(b)
............... 3 370,291
Total Equity-Linked Notes — 6.0%
(Cost: $46,249,643) .............................. 46,565,934
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.40%
,
 05/25/28 ........... 148 126,326
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.40%
,
 05/25/28 .......... 25 21,561
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 49 47,607
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 170 165,945
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 91 89,198

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.59%
,
 02/01/28 ................. USD 118 $ 116,721
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 73 70,892
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.16%
,
 11/05/28 144 143,856
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 02/22/27 .. 249 248,396
TransDigm, Inc., Term Loan I, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 08/24/28 .. 35 34,779
1,065,281
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 04/10/28 ...... 40 39,539
Clarios Global LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 04/30/26 . 306 303,818
343,357
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.31%
,
 12/14/27
(a)
.......... 119 117,687
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 309 270,845
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 194 144,370
415,215
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.09%
,
 11/24/28 ...... 128 127,729
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.11%
,
 06/30/27 ................ 176 142,166
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 02/12/27 ........... 274 197,554
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.09%
,
 02/12/27
(i)
. 49 35,214
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.31%
,
 02/28/30
(i)
. 39 38,854
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.53%
,
 12/21/27
(i)
................ 45 42,571
584,088
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.16%
,
 05/13/29 47 46,681
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 7.93%
,
 04/12/28 ........... 49 42,695
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
4.25% - 8.41%
,
 11/23/27 ............ 116 102,570
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 10/02/28 ........... 47 43,743
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
............. USD 8 $ 7,851
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.41%
,
 04/28/29 ................. 74 72,586
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.09%
,
 07/28/28 .......... 69 67,032
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.25%),
8.46%
,
 12/31/26 ................. 123 118,248
501,406
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.34%
,
 07/31/26 ................. 82 80,716
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 79 78,958
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 07/24/26 ............... 86 80,122
(1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%, 07/24/26 ......... 88 82,180
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.62%, 10/22/26 ......... 101 100,028
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.78%, 10/22/27 ......... 45 44,186
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.31%
,
 06/30/28 ........... 100 98,421
Greenhill & Co., Inc., Term Loan, (3-mo. LIBOR
USD + 3.25%), 8.20%
,
 04/12/24 ...... 84 82,252
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 08/02/28 ................. 125 120,976
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.31%
,
 08/02/29 ........... 46 41,085
808,924
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.59%
,
 09/30/28 ................. 92 82,823
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%
,
 11/24/27 ............ 32 31,190
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 154 150,770
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 49 36,903
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 108 101,850
Ecovyst Catalyst Technologies LLC, Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.33%
,
 06/09/28 ........... 99 97,823
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
6.81%
,
 01/31/26 ................. 136 135,386

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 02/15/30 ................. USD 21 $ 21,072
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.16%
,
 07/03/28 ................. 74 68,196
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.41%
,
 02/18/30 ................. 40 39,736
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.42%
,
 10/15/28 ................. 135 130,368
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. LIBOR USD + 3.50%),
8.34%
,
 06/30/27 ................. 82 80,693
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. 137 136,077
Momentive Performance Materials, Inc. Term
Loan, 03/29/28
(i)(m)
................ 135 131,963
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 3.00%), 7.53%
,
 10/01/25 .. 14 13,629
Oxea Holding Vier GMBH, Term Loan B2, (1-
mo. LIBOR USD + 3.25%), 8.00%
,
 10/14/24 176 170,884
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.83%
,
 03/16/27 ........... 29 28,511
Sparta US HoldCo LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.25%),
7.92%
,
 08/02/28 ................. 124 122,065
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 78 77,085
1,657,024
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 05/12/28 ................. 165 156,508
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. LIBOR USD + 2.50%),
7.34%
,
 04/06/28 ................. 81 80,255
Asplundh Tree Expert LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.59%
,
 09/07/27 . 143 142,227
Clean Harbors, Inc., Term Loan, (1-mo. LIBOR
USD + 2.00%), 6.84%
,
 10/08/28 ...... 88 88,415
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 106 105,079
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 8 8,174
GFL Environmental Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.91%
,
 05/31/27 ................. 105 104,707
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28 ........... 88 73,490
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (3-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.52%
,
 09/23/26 ...... 131 130,007
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.81%
,
 08/31/28 ................. 321 319,996
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 4.00%),
8.84%
,
 11/02/27 ................. USD 125 $ 115,355
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
9.92%
,
 07/30/28 ................. 116 110,438
1,434,651
Communications Equipment — 0.0%
(a)
Ciena Corporation, Term Loan, (1-mo. CME
Term SOFR + 2.50%), 7.19%
,
 01/18/30 .. 20 19,963
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.42%
,
 03/02/29 ................. 169 163,353
183,316
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.06% - 9.41%
,
 06/21/24 ........... 243 225,931
Pike Corp., Term Loan, (1-mo. LIBOR USD +
3.00%), 7.85%
,
 01/21/28 ........... 80 79,276
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.34%
,
 05/12/28 ................. 117 112,652
417,859
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 6.91%
,
 01/15/27 ........... 140 139,525
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.81%
,
 03/08/29 ................ 92 78,814
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 97 93,641
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.12%
,
 09/22/28 ........... 109 108,735
420,715
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
6.91%, 09/13/26 ............... 167 166,377
(1-mo. CME Term SOFR + 2.75%),
7.66%, 11/22/28 ............... 104 104,057
270,434
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.67%
,
 12/01/27 ...... 224 220,417
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26 ................. 88 87,152
Pactiv Evergreen, Inc., Term Loan B2, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 02/05/26 . 45 45,137
Reynolds Consumer Products LLC, Term
Loan, (1-mo. CME Term SOFR + 1.75%),
6.66%
,
 02/04/27 ................. 16 15,425
Tosca Services LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.42%
,
 08/18/27 ................. 190 145,563

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan B3, (3-
mo. LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 09/15/28 ................. USD 110 $ 106,037
619,731
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.58%
,
 10/28/27
(a)
................ 134 125,135
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 12/11/28 ............ 42 38,957
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29 ........... 113 96,991
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.17%
,
 11/24/28 ...... 102 100,381
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.33%
,
 01/15/27 . 196 194,050
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. 78 77,174
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
9.84%
,
 09/01/25 ................. 217 164,416
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.59%
,
 02/05/26 126 123,114
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. 106 99,904
894,987
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 05/11/24
(a)
72 72,265
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
7.58%, 07/15/25 ............... 5 4,769
(3-mo. LIBOR USD + 2.75%),
7.58%, 01/31/26 ............... 83 81,563
Altice France SA, Term Loan B13, (LIBOR USD
+ 4.00%), 0.00%
,
 08/14/26 .......... 40 39,176
Cablevision Lightpath LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.93%
,
 11/30/27 ................. 14 14,068
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.35%
,
 12/11/26 ................. 396 393,464
Consolidated Communications, Inc., Term Loan
B1, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.38%
,
 10/02/27 ........... 34 26,923
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 84 79,166
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 11/04/26 ................. 139 138,409
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.67%
,
 03/01/27 ................. 101 84,897
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.17%
,
 03/15/27 ................. USD 115 $ 75,496
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.25%),
9.09% - 9.20%
,
 09/01/28 ........... 88 71,233
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 215 175,342
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.18%
,
 01/31/28 ................. 63 61,878
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
7.93%
,
 01/31/29 ................. 44 43,456
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 288 233,090
1,522,930
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 01/15/25
(a)
................ 34 33,589
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28 ........... 136 129,461
Graftech International Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 02/12/25
(i)
................ 25 24,980
154,441
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.67%
,
 07/02/29
(a)
................ 104 103,259
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.06%
,
 10/05/28
(a)
230 225,317
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
7.68%
,
 04/22/26 ................. 137 99,724
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.25%
,
 05/24/29 ........... 24 23,515
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 54 53,325
City Football Group Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.78%
,
 07/21/28 ................. 133 126,226
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.31%
,
 11/27/28 ................. 101 100,537
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.06%
,
 01/15/30 ................. 116 116,049
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.61%
,
 10/19/26
(i)
................ 246 242,832

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 03/13/28 . USD 123 $ 122,403
Renaissance Holding Corp., 1st Lien Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 03/15/30 ................. 19 18,889
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.33%
,
 01/23/25 116 115,035
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
7.57%
,
 04/29/26 ................. 93 92,197
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.60%
,
 05/18/25 .......... 202 199,857
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 6.97%
,
 01/20/28 . 216 213,246
1,523,835
Financial Services — 0.2%
(a)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(i)
145 137,835
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.06%
,
 10/30/26
(i)
...... 58 57,359
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.30%
,
 04/13/28 ................. 60 59,436
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 313 302,757
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 133 121,805
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.59%
,
 12/17/27 ................. 80 74,839
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.09%
,
 03/24/25 ................. 132 129,429
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.58%
,
 12/11/26 ...... 166 159,568
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
9.73%
,
 05/29/26 ................. 161 90,357
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
7.61%
,
 01/31/29 ................. 74 71,964
WEX, Inc., Term Loan B, (1-mo. LIBOR USD +
2.25%), 7.09%
,
 03/31/28 ........... 74 73,431
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 10/19/27 ........... 80 79,198
1,357,978
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 10/01/25 ................. 118 103,679
B&G Foods, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.50%), 7.34%
,
 10/10/26 ...... 20 19,373
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(i)
................ 220 217,464
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. USD 244 $ 239,910
H-Food Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 3.69%), 8.53%
,
 05/23/25 . 40 34,054
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.08%
,
 08/03/25 ................. 133 133,124
Nomad Foods Ltd., Facility Term Loan B2,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.23%
,
 11/12/29 ............ 106 106,058
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.33%
,
 06/08/28 ........... 143 141,413
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 148 132,005
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
7.92%
,
 01/20/28 ................. 181 179,951
1,307,031
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.45%
,
 04/06/28 ...... 45 42,941
Avis Budget Car Rental LLC, Term Loan B, (1-
mo. LIBOR USD + 1.75%), 6.60%
,
 08/06/27 97 95,203
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.00%
,
 12/30/26 ................. 106 105,035
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. LIBOR USD + 5.50%), 10.33% -
10.66%
,
 08/04/25 ................ 47 42,684
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR + 2.75%), 7.66% -
7.87%
,
 03/03/30 ................. 113 112,278
398,141
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 11/03/28 ................. 165 158,634
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 78 69,608
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.17%
,
 05/04/28 ................. 59 58,531
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 10/23/28 ................. 332 323,677
610,450
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 09/29/28 ........... 137 135,724
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.13%
,
 11/08/27 ............ 72 70,804
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 11/01/28 ................. 146 143,385

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.15%, 03/31/27 ......... USD 132 $ 31,362
(3-mo. CME Term SOFR at 1.00% Floor +
7.88%), 12.92%, 03/31/27 ......... 51 42,554
EyeCare Partners LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.59%, 02/18/27 ............... 33 26,615
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.59%, 11/15/28 .......... 47 37,768
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.59%
,
 11/15/29 ........... 78 59,203
MED ParentCo. LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.09%
,
 08/31/26 . 117 102,160
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.99%
,
 11/01/29 ...... 110 99,550
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.59%
,
 10/27/28 ........... 82 81,583
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.34%
,
 02/14/25 ........... 4 3,766
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26 ................. 54 53,543
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.11%
,
 05/16/29 ................. 46 45,508
933,525
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. 27 24,896
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 186 173,729
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 259 235,722
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 162 161,970
596,317
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 11/19/26 ................. 122 120,488
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 02/02/26 ................. 81 77,047
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.96%
,
 10/02/28 ................. 73 69,614
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 02/06/30 ........... 100 99,361
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 7.84%
,
 06/30/25 124 122,344
Churchill Downs, Inc., Facility Term Loan B, (1-
mo. LIBOR USD + 2.00%), 6.85%
,
 12/27/24 107 106,326
Churchill Downs, Inc., Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 03/17/28 . 67 66,140
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... USD 324 $ 318,850
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 149 149,098
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 111 111,295
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 11/30/29 ............ 160 160,157
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.64%
,
 06/22/26 ................. 126 125,455
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 155 152,204
Light and Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.96%
,
 04/14/29 ........... 69 68,567
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 03/09/28 ................. 70 63,450
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.66%
,
 05/03/29 ........... 172 171,144
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.99%
,
 01/05/29 ................. 38 37,633
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 7.88%
,
 08/25/28 ........... 50 49,624
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.10%
,
 02/08/27 ................. 140 138,660
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/03/28 ................. 162 159,951
Wyndham Hotels & Resorts, Inc., Term
Loan B, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 05/30/25 ................. 37 36,502
2,403,910
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 130 103,038
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 152 136,341
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28 ................. 59 49,254
Weber-Stephen Products LLC, Term Loan
B, (1-mo. LIBOR USD at 0.75% Floor +
3.25%), 8.09%
,
 10/30/27
(i)
........... 238 204,064
492,697

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.58%
,
 09/29/28 ................. USD 119 $ 118,129
Spectrum Brands, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.96%
,
 03/03/28 ................. 61 59,968
178,097
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 6.84%
,
 08/12/26 .......... 34 33,561
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27 ........... 147 145,967
179,528
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.28%
,
 11/05/27 ............ 202 199,741
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35%
,
 11/05/27 .......... 216 212,749
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.09%, 02/19/28 ......... 148 146,475
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.66%, 02/19/28 ......... 32 31,720
AssuredPartners, Inc., Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 02/12/27 ............... 212 209,599
Hub International Ltd., Term Loan
(3-mo. LIBOR USD + 3.00%),
7.82%, 04/25/25 ............... 142 141,106
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 63 62,584
Hub International Ltd., Term Loan B3, (3-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.06%
,
 04/25/25 ................. 171 170,611
NFP Corp., Term Loan, (1-mo. LIBOR USD +
3.25%), 8.09%
,
 02/15/27 ........... 40 39,209
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 09/01/27 ................. 129 128,290
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.65%
,
 11/22/29 163 162,681
1,504,765
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 66 65,116
Camelot US Acquisition 1 Co., Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.00%), 7.84%, 10/30/26 ......... 286 284,749
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 10/10/25 . 62 61,514
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.35%
,
 01/29/26 ................. 64 63,335
474,714
Security
Par (000)
Par (000) Value
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
LIBOR USD + 5.25%), 10.09%
,
 01/31/28 . USD 69 $ 57,201
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.09%
,
 01/20/29 . 99 81,378
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.16%
,
 08/19/28 ..... 98 90,591
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 12/23/26 ...... 64 59,572
Epicor Software Corp., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.75%),
12.59%
,
 07/31/28 ................ 82 80,890
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 07/30/27 ................. 39 38,181
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 166 157,649
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.06%
,
 11/09/29 ................. 127 126,482
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 08/10/27 ................. 85 84,841
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.56%
,
 02/24/28 ........... 293 288,729
Venga Finance SARL, Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 86 82,310
1,147,824
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.84%
,
 12/01/28
(i)
........... 67 61,086
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27 ................ 84 83,871
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.26%
,
 03/15/30 ........... 74 73,457
218,414
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.09%
,
 11/08/27 ................. 117 117,213
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 6.81%
,
 02/22/28 ........... 168 165,947
Curia Global, Inc., First Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.53%
,
 08/30/26 ................. 15 12,741
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
4.50%), 9.34%
,
 02/04/27 ........... 123 115,995
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.00%, 07/03/28 ......... 36 35,985
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 136 135,833
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.63%
,
 10/19/27 ........... 148 147,340

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 11/15/28 ............ USD 203 $ 200,732
931,786
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
9.57%
,
 08/17/26 ................. 118 114,678
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.50%
,
 04/20/29 ................. 64 64,050
Columbus McKinnon Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.94%
,
 05/14/28 ................. 48 47,155
Filtration Group Corp., Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 03/31/25 ............... 62 61,362
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 10/21/28 ......... 110 108,345
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 133 132,395
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 03/31/27 ................. 146 145,277
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 204 193,186
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 103 102,080
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 153 152,310
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 158 150,263
SPX Flow, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.41%
,
 04/05/29 ................. 145 137,800
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 186 180,731
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.42%
,
 03/02/27 . 191 186,586
Zurn LLC, 1st Lien Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.84%
,
 10/04/28 ................. 29 28,582
1,804,800
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.06%
,
 03/03/25
(a)
.......... 100 95,941
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(n)
............... 47 48,642
Charter Communications Operating LLC, Term
Loan B1, (1-mo. CME Term SOFR + 1.75%),
6.56%
,
 04/30/25
(a)
................ 107 107,291
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26
(a)
................ 187 173,745
Security
Par (000)
Par (000) Value
Media (continued)
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(a)
................ USD 84 $ 73,899
Cogeco Communications Finance LP, Term
Loan B, (1-mo. LIBOR USD at 0.50% Floor
+ 2.50%), 7.34%
,
 09/01/28
(a)
......... 139 136,556
CSC Holdings LLC, Term Loan
(a)
(1-mo. LIBOR USD + 2.25%),
6.93%, 07/17/25 ............... 12 11,079
(1-mo. LIBOR USD + 2.50%),
7.18%, 04/15/27 ............... 130 114,827
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27
(a)
................ 145 139,181
Eagle Broadband Investments LLC, Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(a)
.......... 124 120,959
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.67%
,
 01/07/28
(a)
................ 37 35,426
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.10%
,
 12/01/23
(a)
.......... 99 68,816
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
8.66%
,
 04/21/29
(a)(i)
............... 41 37,603
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.05%
,
 05/11/29
(a)(i)
............... 80 78,647
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.18%
,
 04/30/28
(a)
................ 78 76,916
1,319,528
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24
(a)
.......... 290 262,056
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 13.82%
,
 11/01/25 . 46 48,722
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 251 242,097
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.36%
,
 09/19/29 ........... 44 43,323
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 10/18/28 ........... 184 181,157
515,299
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 135 137,209
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 138 137,667
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 3.50%),
8.26%, 01/29/27 ............... 80 78,276
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 155 151,246

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ USD 169 $ 175,373
United AirLines, Inc., Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 199 197,036
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
7.86%
,
 12/11/26 ................. 49 46,871
923,678
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26
(a)
......... 370 365,690
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan, (1-
mo. LIBOR USD + 3.50%), 8.38%
,
 05/04/25 108 101,969
Amynta Agency Borrower, Inc., Term
Loan B, (3-mo. LIBOR USD + 5.00%),
9.99%
,
 02/28/28 ................. 54 51,691
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.09%
,
 02/01/27 ................ 111 81,964
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.41%
,
 08/01/27 ................. 142 139,159
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 05/05/28 ................. 140 139,096
Organon & Co., Term Loan, (3-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.00%
,
 06/02/28 130 129,715
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.16%
,
 04/20/29 ................. 80 79,101
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.16%
,
 11/18/27
(i)
........... 123 118,686
841,381
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.61%
,
 02/04/28 ................. 101 100,515
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 06/02/28 ................. 265 225,050
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.10%
,
 02/06/26 363 362,216
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 76 75,225
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 44 43,219
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. 98 96,919
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. LIBOR USD +
1.75%), 6.59%
,
 04/28/28 ........... 99 98,169
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.56%
,
 04/29/29 ........... USD 130 $ 114,831
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.59%
,
 07/11/25 ................. 80 79,095
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 6.59%
,
 11/16/26 ....... 80 79,520
Trans Union LLC, Term Loan B6, (1-mo.
LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 12/01/28 ................. 138 136,591
VS Buyer LLC, Term Loan, (2-mo. CME Term
SOFR + 3.00%), 7.70%
,
 02/28/27 ..... 216 213,765
1,625,115
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC,
Term Loan, (1-mo. LIBOR USD + 2.75%),
7.59%
,
 08/21/25 ................. 81 78,479
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.16%
,
 01/31/30
(i)
..... 115 110,881
189,360
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.61%
,
 08/17/29 ................. 129 128,586
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 43 42,038
170,624
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 09/18/26 ........... 59 59,245
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 48 47,916
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 107 105,878
CCC Intelligent Solutions, Inc., Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 09/21/28 ................. 184 181,820
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 130 129,102
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 402 364,481
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 10/08/28
(i)
................ 51 48,424
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.00%),
10.91%
,
 10/08/29 ................ 83 73,179
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.16%
,
 12/01/28 ................ 30 25,425
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.91%
,
 09/12/29 ................. 121 119,508

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.84%
,
 12/01/27 ........... USD 183 $ 179,741
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.63%
,
 10/27/28 ...... 191 189,651
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28
(i)
................ 68 67,622
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
9.58%
,
 07/27/28 ................. 116 95,632
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.08%
,
 07/27/29 ................ 441 326,186
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 169 158,199
MH Sub I LLC, 1st Lien Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.75%), 8.59%, 09/13/24 ......... 166 162,714
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.06%
,
 02/23/29 ................ 252 230,608
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/31/28 ................. 284 277,501
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 04/24/28 ................. 328 317,545
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
7.68%
,
 08/01/25 ................. 79 78,534
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 167 164,475
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 14 14,283
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 13 12,666
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.03%, 05/04/26 ......... 59 57,439
(3-mo. CME Term SOFR + 3.75%),
8.58%, 05/04/26 ............... 81 79,330
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ 152 145,322
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.40%
,
 07/20/28 ........... 51 50,608
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.66%
,
 02/28/30 ................. 20 19,900
3,782,934
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
8.84%, 02/07/25 ............... 64 61,154
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 8.98% - 9.09%, 03/31/26 .... 97 92,666
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 8.92%
,
 05/04/28 . USD 145 $ 142,117
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.66%
,
 02/11/28 ................. 164 162,845
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
6.91%
,
 08/04/28 ................. 100 99,409
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.34%, 10/20/28 ......... 73 67,814
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 10/20/28 ......... 21 19,386
645,391
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%), 10.16%
- 10.21%
,
 07/23/26
(a)
.............. 74 57,887
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 75 74,652
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(i)
................ 33 32,835
107,487
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.09%
,
 05/19/28 53 52,665
Core & Main LP, Term Loan B, (3-mo.
CME Term SOFR + 2.50%), 7.39% -
7.42%
,
 07/27/28
(i)
................ 221 219,394
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 06/02/28 ......... 103 99,458
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 06/02/28 ......... 102 98,434
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
12.46%
,
 05/30/24
(i)
................ 37 36,264
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46%
,
 08/28/24
(i)
................ 119 66,441
572,656
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.75%),
7.59%
,
 09/22/28 ................. 39 38,525
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.59%
,
 09/21/29 ................ 45 43,976
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.11%
,
 12/15/26
(i)
................ 125 117,838
200,339

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.08%
,
 05/27/24 ................. USD 75 $ 67,498
Gogo Intermediate Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.70%
,
 04/30/28 ........... 62 61,699
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.60%
,
 04/11/25 .. 102 101,536
230,733
Total Floating Rate Loan Interests — 5.2%
(Cost: $41,523,719) .............................. 39,845,581
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (3-mo. LIBOR USD + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 660,570
Mexico — 0.0%
Petroleos Mexicanos, 6.88%
,
08/04/26 .... 175 165,358
Total Foreign Agency Obligations — 0.1%
(Cost: $871,520) ................................ 825,928
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares - BATS
Series A ....................... 6,885,757 63,280,110
BlackRock GNMA Portfolio, Class K Shares,
Class K Shares .................. 7,128,581 57,028,652
BlackRock High Equity Income Fund, Class K
Shares ........................ 848,070 22,974,204
BlackRock High Yield Bond Portfolio, Class K
Shares, Class K Shares ............ 64,212 436,640
iShares Core Dividend Growth ETF ...... 334,551 16,724,204
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
........................ 105,452 7,966,899
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 73,183 8,021,589
iShares MBS ETF
(p)
................. 84,368 7,992,181
Total Investment Companies — 23.9%
(Cost: $194,319,610) ............................. 184,424,479
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. 855 797,154
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
255 246,500
Series 2022-9, Class A1, 6.79%, 12/25/67
(k)
807 812,230
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
.... 128 103,023
GCAT Trust
(a)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 167 158,054
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 845 806,209
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
......... 869 828,374
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(k)
................ USD 756 $ 711,274
OBX Trust
(k)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 353 346,467
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 190 190,125
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,244 1,245,858
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................ 974 957,767
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(k)
......... 1,057 1,039,880
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(k)
.... 1,061 1,008,444
Verus Securitization Trust
(k)
Series 2022-3, Class A1, 4.13%, 02/25/67 669 625,291
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 1,035 1,042,120
10,918,770
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $10,765,843) .............................. 10,918,770
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Capital Trust VII
(d)(h)
(i)
............................ 15 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.6%
Banks — 0.0%
(a)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 10 8,175
PNC Financial Services Group, Inc. (The),
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 88 82,795
90,970
Capital Markets — 0.0%
(a)(g)
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ..... 325 264,963
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95% ..... 70 64,102
329,065
Consumer Finance — 0.2%
(a)(g)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 1,325 950,687
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 725 518,375

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . USD 29 $ 24,959
1,494,021
Electric Utilities — 0.2%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(g)
......... 1,201 1,062,081
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(g)
..................... 47 41,360
Multi-Utilities — 0.1%
Sempra Energy, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.55%), 4.88%
(a)(g)
................ 450 421,454
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a)(g)
......... 1,125 946,125
Total Capital Trusts — 0.6%
(Cost: $5,389,696) .............................. 4,385,076
Shares
Shares
Preferred Stocks — 0.0%
Consumer Finance — 0.0%
SLM Corp., Series B, (3-mo. LIBOR USD +
1.70%), 6.57%
(a)(g)
................ 1,969 123,062
Total Preferred Stocks — 0.0%
(Cost: $118,140) ................................ 123,062
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 6.55%, 12/21/65
(a)(b)
..... 100,000 63,382
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 63,382
Total Preferred Securities — 0.6%
(Cost: $5,603,086) .............................. 4,571,520
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(i)
............................ 553 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 52 442
Total Warrants — 0.0%
(Cost: $—) .................................... 442
Total Long-Term Investments — 96.3%
(Cost: $780,969,821) ............................. 743,984,234
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.3%
(o)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 25,164,264 $ 25,164,264
SL Liquidity Series, LLC, Money Market Series,
5.01%
(s)
....................... 16,032,482 16,034,085
Total Short-Term Securities — 5.3%
(Cost: $41,204,550) .............................. 41,198,349
Total Investments — 101.6%
(Cost: $822,174,371 ) ............................. 785,182,583
Liabilities in Excess of Other Assets — (1.6)% ............ (12,273,272)
Net Assets — 100.0% ..............................
$ 772,909,311
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
All or a portion of this security is on loan.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 23,716,077 $ 1,448,187
(a)
$ — $ — $ — $ 25,164,264 25,164,264 $ 290,574 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,710,763 12,327,477
(a)
— 2,047 (6,202) 16,034,085 16,032,482 19,868
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 62,729,250 — — — 550,860 63,280,110 6,885,757 869,420 —
BlackRock Floating Rate Income
Portfolio, Class K Shares
(c)
.. 4,029,841 — (4,102,725) (125,512) 198,396 — — 26,123 —
BlackRock GNMA Portfolio, Class
K Shares, Class K Shares ... 24,802,800 32,063,783 — — 162,069 57,028,652 7,128,581 363,777 —
BlackRock High Equity Income
Fund, Class K Shares ..... — 23,348,925 — — (374,721) 22,974,204 848,070 268,925 —
BlackRock High Yield Bond
Portfolio, Class K Shares,
Class K Shares .......... 419,542 6,995 — — 10,103 436,640 64,212 6,996 —
iShares Core Dividend Growth
ETF .................. 24,188,800 15,764,854 (22,957,166) (1,232,011) 959,727 16,724,204 334,551 99,692 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 7,764,431 — — — 202,468 7,966,899 105,452 86,272 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 7,715,684 — — — 305,905 8,021,589 73,183 52,241 —
iShares MBS ETF .......... 7,825,132 — — — 167,049 7,992,181 84,368 41,642 —
$ (1,355,476) $ 2,175,654 $ 225,622,828 $ 2,125,530 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 1,406 06/21/23 $ 161,778 $ 4,433,160
U.S. Treasury 10 Year Ultra Note ............................................... 213 06/21/23 25,830 816,653
U.S. Treasury 2 Year Note .................................................... 17 06/30/23 3,512 8,886
U.S. Treasury 5 Year Note .................................................... 6 06/30/23 658 237
5,258,936
Short Contracts
GBP Currency ............................................................ 218 06/16/23 16,834 (655,087)
JPY Currency ............................................................ 17 06/16/23 1,620 (46,746)
S&P 500 E-Mini Index ....................................................... 26 06/16/23 5,379 (179,487)
U.S. Treasury 10 Year Note ................................................... 17 06/21/23 1,956 (55,115)
U.S. Treasury Long Bond ..................................................... 3 06/21/23 394 (13,656)
U.S. Treasury Ultra Bond ..................................................... 32 06/21/23 4,533 (174,840)
U.S. Treasury 5 Year Note .................................................... 79 06/30/23 8,662 31,024
(1,093,907)
$ 4,165,029
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 15,265 $ (254,672) $ 15,233 $ (269,905)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 40.V1 ....... 1.00 % Quarterly 06/20/28 BBB+ USD 1,630 $ 19,726 $ 14,331 $ 5,395
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 111,763,063 $ — $ 111,763,063
Common Stocks
Air Freight & Logistics .................................... 1,481,308 — — 1,481,308
Banks ............................................... 1,875,950 1,687,420 — 3,563,370
Beverages ........................................... — 1,850,436 — 1,850,436
Biotechnology ......................................... 1,942,242 — — 1,942,242
Capital Markets ........................................ 1,423,558 — — 1,423,558
Chemicals ............................................ 1,420,874 1,172,391 — 2,593,265
Consumer Finance ...................................... 1,741,077 — — 1,741,077
Consumer Staples Distribution & Retail ........................ 1,484,495 — — 1,484,495
Diversified REITs ....................................... 101,203 136,128 — 237,331
Diversified Telecommunication Services ........................ 1,733,815 1,511,289 — 3,245,104
Electric Utilities ........................................ — 1,221,135 — 1,221,135
Electronic Equipment, Instruments & Components ................. 1,116,873 — — 1,116,873
Energy Equipment & Services .............................. 1,496,506 — — 1,496,506
Entertainment ......................................... 1,335,834 — — 1,335,834
Food Products ......................................... 1,469,210 — — 1,469,210
Health Care Equipment & Supplies ........................... 1,478,087 1,521,024 — 2,999,111
Health Care Providers & Services ............................ 1,424,386 — — 1,424,386
Health Care REITs ...................................... 1,334,481 — — 1,334,481
Household Durables ..................................... — 1,526,595 — 1,526,595
Household Products ..................................... — 2,436,231 — 2,436,231
Industrial REITs ........................................ 629,323 735,295 — 1,364,618
Insurance ............................................ 1,196,858 3,032,466 — 4,229,324
IT Services ........................................... 1,898,064 383,204 — 2,281,268
Life Sciences Tools & Services .............................. — 1,482,725 — 1,482,725
Machinery ............................................ 1,501,138 774,747 — 2,275,885
Office REITs .......................................... 663,826 121,576 — 785,402
Oil, Gas & Consumable Fuels ............................... 1,337,111 — — 1,337,111
Pharmaceuticals ....................................... — 6,408,283 — 6,408,283
Professional Services .................................... 1,863,921 1,616,083 — 3,480,004
Real Estate Management & Development ....................... — 387,949 — 387,949
Residential REITs ....................................... 665,438 — — 665,438
Retail REITs .......................................... 260,514 188,406 — 448,920
Semiconductors & Semiconductor Equipment .................... — 3,285,712 — 3,285,712
Software ............................................. 4,828,298 — — 4,828,298
Specialized REITs ...................................... 1,346,082 — — 1,346,082
Specialty Retail ........................................ — 1,201,667 — 1,201,667
Technology Hardware, Storage & Peripherals .................... 1,860,732 — — 1,860,732
Textiles, Apparel & Luxury Goods ............................ — 2,064,143 — 2,064,143
Tobacco ............................................. 1,849,014 — — 1,849,014
Trading Companies & Distributors ............................ — 1,077,790 — 1,077,790
Wireless Telecommunication Services ......................... — 1,110,160 — 1,110,160
Corporate Bonds
Aerospace & Defense .................................... — 6,499,927 — 6,499,927
Air Freight & Logistics .................................... — 379,114 — 379,114
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ — $ 1,135,189 $ — $ 1,135,189
Automobiles .......................................... — 3,825,255 — 3,825,255
Banks ............................................... — 54,344,715 — 54,344,715
Beverages ........................................... — 2,061,639 — 2,061,639
Biotechnology ......................................... — 5,221,055 — 5,221,055
Broadline Retail ........................................ — 1,504,817 — 1,504,817
Building Products ....................................... — 659,103 — 659,103
Capital Markets ........................................ — 19,605,185 — 19,605,185
Chemicals ............................................ — 2,617,864 — 2,617,864
Commercial Services & Supplies ............................. — 1,862,439 — 1,862,439
Communications Equipment ................................ — 1,315,437 — 1,315,437
Construction & Engineering ................................ — 117,979 — 117,979
Consumer Finance ...................................... — 10,913,600 — 10,913,600
Consumer Staples Distribution & Retail ........................ — 1,427,626 — 1,427,626
Containers & Packaging .................................. — 3,056,604 — 3,056,604
Distributors ........................................... — 90,654 — 90,654
Diversified Consumer Services .............................. — 1,160,535 — 1,160,535
Diversified REITs ....................................... — 2,032,100 — 2,032,100
Diversified Telecommunication Services ........................ — 6,604,322 — 6,604,322
Electric Utilities ........................................ — 17,740,503 — 17,740,503
Electrical Equipment ..................................... — 234,470 — 234,470
Electronic Equipment, Instruments & Components ................. — 236,614 — 236,614
Energy Equipment & Services .............................. — 1,177,253 — 1,177,253
Entertainment ......................................... — 1,507,361 — 1,507,361
Financial Services ...................................... — 6,335,125 — 6,335,125
Food Products ......................................... — 2,218,921 — 2,218,921
Gas Utilities ........................................... — 274,265 — 274,265
Ground Transportation ................................... — 5,423,843 — 5,423,843
Health Care Equipment & Supplies ........................... — 2,398,061 — 2,398,061
Health Care Providers & Services ............................ — 7,390,009 — 7,390,009
Health Care REITs ...................................... — 609,572 — 609,572
Hotel & Resort REITs .................................... — 151,601 — 151,601
Hotels, Restaurants & Leisure .............................. — 3,234,948 — 3,234,948
Household Durables ..................................... — 577,225 — 577,225
Household Products ..................................... — 67,509 — 67,509
Independent Power and Renewable Electricity Producers ............ — 1,140,689 — 1,140,689
Industrial Conglomerates .................................. — 51,948 — 51,948
Industrial REITs ........................................ — 268,954 — 268,954
Insurance ............................................ — 3,671,850 — 3,671,850
Interactive Media & Services ............................... — 499,376 — 499,376
IT Services ........................................... — 1,304,403 — 1,304,403
Leisure Products ....................................... — 98,389 — 98,389
Life Sciences Tools & Services .............................. — 499,519 — 499,519
Machinery ............................................ — 949,887 — 949,887
Media ............................................... — 6,684,122 — 6,684,122
Metals & Mining ........................................ — 2,336,635 — 2,336,635
Mortgage Real Estate Investment Trusts (REITs) .................. — 101,470 — 101,470
Multi-Utilities .......................................... — 2,949,061 — 2,949,061
Office REITs .......................................... — 981,822 — 981,822
Oil, Gas & Consumable Fuels ............................... — 22,329,888 — 22,329,888
Paper & Forest Products .................................. — 196,969 — 196,969
Passenger Airlines ...................................... — 1,578,138 — 1,578,138
Personal Care Products .................................. — 609,890 — 609,890
Pharmaceuticals ....................................... — 3,746,884 — 3,746,884
Professional Services .................................... — 171,396 — 171,396
Real Estate Management & Development ....................... — 151,384 — 151,384
Residential REITs ....................................... — 442,073 — 442,073
Retail REITs .......................................... — 1,697,672 — 1,697,672
Semiconductors & Semiconductor Equipment .................... — 6,699,478 — 6,699,478
Software ............................................. — 7,988,970 — 7,988,970
Specialized REITs ...................................... — 5,267,585 — 5,267,585
Specialty Retail ........................................ — 3,279,753 — 3,279,753
Technology Hardware, Storage & Peripherals .................... — 2,813,309 — 2,813,309
Textiles, Apparel & Luxury Goods ............................ — 133,391 — 133,391
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ — $ 1,926,025 $ — $ 1,926,025
Trading Companies & Distributors ............................ — 3,682,737 — 3,682,737
Wireless Telecommunication Services ......................... — 5,109,338 — 5,109,338
Equity-Linked Notes ...................................... — 46,565,934 — 46,565,934
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,065,281 — 1,065,281
Automobile Components .................................. — 343,357 — 343,357
Automobiles .......................................... — 117,687 — 117,687
Beverages ........................................... — 415,215 — 415,215
Broadline Retail ........................................ — 467,449 116,639 584,088
Building Products ....................................... — 501,406 — 501,406
Capital Markets ........................................ — 808,924 — 808,924
Chemicals ............................................ — 1,525,061 131,963 1,657,024
Commercial Services & Supplies ............................. — 1,434,651 — 1,434,651
Communications Equipment ................................ — 183,316 — 183,316
Construction & Engineering ................................ — 417,859 — 417,859
Construction Materials .................................... — 420,715 — 420,715
Consumer Staples Distribution & Retail ........................ — 270,434 — 270,434
Containers & Packaging .................................. — 619,731 — 619,731
Distributors ........................................... — 125,135 — 125,135
Diversified Consumer Services .............................. — 894,987 — 894,987
Diversified REITs ....................................... — 72,265 — 72,265
Diversified Telecommunication Services ........................ — 1,522,930 — 1,522,930
Electric Utilities ........................................ — 33,589 — 33,589
Electrical Equipment ..................................... — 129,461 24,980 154,441
Electronic Equipment, Instruments & Components ................. — 103,259 — 103,259
Energy Equipment & Services .............................. — 225,317 — 225,317
Entertainment ......................................... — 1,281,003 242,832 1,523,835
Financial Services ...................................... — 1,162,784 195,194 1,357,978
Food Products ......................................... — 1,089,567 217,464 1,307,031
Ground Transportation ................................... — 398,141 — 398,141
Health Care Equipment & Supplies ........................... — 610,450 — 610,450
Health Care Providers & Services ............................ — 933,525 — 933,525
Health Care Technology .................................. — 596,317 — 596,317
Hotels, Restaurants & Leisure .............................. — 2,403,910 — 2,403,910
Household Durables ..................................... — 288,633 204,064 492,697
Household Products ..................................... — 178,097 — 178,097
Independent Power and Renewable Electricity Producers ............ — 179,528 — 179,528
Insurance ............................................ — 1,504,765 — 1,504,765
Interactive Media & Services ............................... — 474,714 — 474,714
IT Services ........................................... — 1,147,824 — 1,147,824
Leisure Products ....................................... — 157,328 61,086 218,414
Life Sciences Tools & Services .............................. — 931,786 — 931,786
Machinery ............................................ — 1,804,800 — 1,804,800
Media ............................................... — 1,203,278 116,250 1,319,528
Metals & Mining ........................................ — 262,056 — 262,056
Oil, Gas & Consumable Fuels ............................... — 515,299 — 515,299
Passenger Airlines ...................................... — 923,678 — 923,678
Personal Care Products .................................. — 365,690 — 365,690
Pharmaceuticals ....................................... — 722,695 118,686 841,381
Professional Services .................................... — 1,625,115 — 1,625,115
Real Estate Management & Development ....................... — 78,479 110,881 189,360
Semiconductors & Semiconductor Equipment .................... — 170,624 — 170,624
Software ............................................. — 3,666,888 116,046 3,782,934
Specialty Retail ........................................ — 645,391 — 645,391
Technology Hardware, Storage & Peripherals .................... — 57,887 — 57,887
Textiles, Apparel & Luxury Goods ............................ — 74,652 32,835 107,487
Trading Companies & Distributors ............................ — 250,557 322,099 572,656
Transportation Infrastructure ............................... — 82,501 117,838 200,339
Wireless Telecommunication Services ......................... — 230,733 — 230,733
Foreign Agency Obligations ................................. — 825,928 — 825,928
Investment Companies .................................... 98,170,165 — — 98,170,165
Non-Agency Mortgage-Backed Securities ........................ — 10,918,770 — 10,918,770
Other Interests .......................................... — — — —
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Preferred Securities
Banks ............................................... $ — $ 90,970 $ — $ 90,970
Capital Markets ........................................ — 329,065 — 329,065
Commercial Services & Supplies ............................. — 63,382 — 63,382
Consumer Finance ...................................... 123,062 1,494,021 — 1,617,083
Electric Utilities ........................................ — 1,062,081 — 1,062,081
Independent Power and Renewable Electricity Producers ............ — 41,360 — 41,360
Multi-Utilities .......................................... — 421,454 — 421,454
Oil, Gas & Consumable Fuels ............................... — 946,125 — 946,125
Warrants .............................................. 442 — — 442
Short-Term Securities
Money Market Funds ...................................... 25,164,264 — — 25,164,264
$ 166,218,151 $ 514,547,176 $ 2,128,857 $ 682,894,184
Investments Valued at NAV
(a)
...................................... 102,288,399
$ —
$ 785,182,583
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 5,395 $ — $ 5,395
Interest rate contracts ....................................... 5,289,960 — — 5,289,960
Liabilities
Credit contracts ........................................... — (269,905) — (269,905)
Equity contracts ........................................... (179,487) — — (179,487)
Foreign currency exchange contracts ............................ (701,833) — — (701,833)
Interest rate contracts ....................................... (243,611) — — (243,611)
$ 4,165,029 $ (264,510) $ — $ 3,900,519
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)